UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05577

The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2019, are filed herewith.

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.9%
138,655	Boeing Co. (The)	$ 53,468,141
69,914	General Dynamics Corp.	11,967,180
76,282	Raytheon Co.	12,568,222
		78,003,543
	Airlines — 2.0%
464,376	Delta Air Lines, Inc.	22,954,106
521,443	Southwest Airlines Co.	29,597,104
		52,551,210
	Banks — 5.6%
551,300	Bank of America Corp.	15,695,511
811,475	Citizens Financial Group, Inc.	27,525,232
385,117	Comerica, Inc.	30,324,112
1,070,661	Fifth Third Bancorp	28,715,128
260,278	JPMorgan Chase & Co.	26,938,773
317,052	SunTrust Banks, Inc.	18,839,230
		148,037,986
	Beverages — 1.7%
193,078	Molson Coors Brewing Co. - Class B	12,860,926
542,498	Monster Beverage Corp.[1]	31,052,585
		43,913,511
	Biotechnology — 4.5%
319,492	AbbVie, Inc.	25,652,013
142,320	Amgen, Inc.	26,629,495
92,666	Biogen, Inc.[1]	30,930,057
248,291	Celgene Corp.[1]	21,963,822
209,852	Gilead Sciences, Inc.	14,691,739
		119,867,126
	Capital Markets — 3.2%
201,254	Ameriprise Financial, Inc.	25,478,756
185,743	CME Group, Inc.	33,857,234
322,017	Intercontinental Exchange, Inc.	24,718,025
		84,054,015
	Chemicals — 1.5%
281,665	Celanese Corp.	26,972,240
155,511	LyondellBasell Industries N.V. - Class A	13,524,792
		40,497,032
	Commercial Services & Supplies — 0.6%
171,170	Waste Management, Inc.	16,375,834
	Communications Equipment — 2.5%
800,373	Cisco Systems, Inc.	37,849,639
181,807	F5 Networks, Inc.[1]	29,261,837
		67,111,476
	Consumer Finance — 1.1%
1,121,873	Ally Financial, Inc.	29,236,010
	Containers & Packaging — 1.9%
514,981	International Paper Co.	24,425,549
150,575	Packaging Corp. of America	14,202,234
272,548	WestRock Co.	11,095,429
		49,723,212
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 1.1%
691,340	Service Corp. International	$ 29,672,313
	Diversified Telecommunication Services — 1.7%
430,606	AT&T, Inc.	12,944,016
598,661	Verizon Communications, Inc.	32,962,275
		45,906,291
	Electric Utilities — 1.4%
773,907	Exelon Corp.	36,961,798
	Electrical Equipment — 2.2%
407,254	AMETEK, Inc.	29,688,817
382,285	Eaton Corp. PLC	29,149,231
		58,838,048
	Entertainment — 1.0%
239,845	Walt Disney Co. (The)	26,747,514
	Equity Real Estate Investment Trusts — 2.3%
301,992	National Retail Properties, Inc.	15,917,998
596,380	Park Hotels & Resorts, Inc.	17,933,147
146,334	Simon Property Group, Inc.	26,650,348
		60,501,493
	Food & Staples Retailing — 1.0%
912,387	Kroger Co. (The)	25,847,924
	Food Products — 2.0%
367,007	General Mills, Inc.	16,309,791
289,435	McCormick & Co., Inc.	35,785,743
		52,095,534
	Health Care Providers & Services — 7.2%
144,728	Anthem, Inc.	43,852,584
274,715	Cardinal Health, Inc.	13,727,509
223,888	Centene Corp.[1]	29,233,056
49,354	Cigna Corp.	9,861,423
439,707	CVS Health Corp.	28,822,794
335,023	Henry Schein, Inc.[1]	26,031,287
35,473	Humana, Inc.	10,960,802
109,111	UnitedHealth Group, Inc.	29,481,792
		191,971,247
	Hotels, Restaurants & Leisure — 2.1%
559,520	Norwegian Cruise Line Holdings, Ltd.[1]	28,776,114
396,723	Starbucks Corp.	27,032,705
		55,808,819
	Household Products — 2.0%
547,113	Church & Dwight Co., Inc.	35,348,971
182,175	Procter & Gamble Co. (The)	17,574,422
		52,923,393
	Independent Power & Renewable Electricity Producer — 1.6%
2,655,810	AES Corp.	43,528,726
	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	26,859,528
	Insurance — 4.5%
661,100	Aflac, Inc.	31,534,470
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
416,182	Arthur J Gallagher & Co.	$ 31,092,957
640,040	MetLife, Inc.	29,230,627
236,511	Progressive Corp. (The)	15,914,825
337,189	Unum Group	11,720,690
		119,493,569
	Interactive Media & Services — 2.2%
25,796	Alphabet, Inc. - Class A1	29,043,459
184,532	Facebook, Inc. - Class A1	30,759,639
		59,803,098
	IT Services — 7.3%
177,838	Accenture PLC - Class A	27,307,025
395,890	Amdocs, Ltd.	22,122,333
405,042	Cognizant Technology Solutions Corp. - Class A	28,223,327
108,119	DXC Technology Co.	6,932,590
549,874	PayPal Holdings, Inc.[1]	48,806,816
284,849	Total System Services, Inc.	25,525,319
266,696	Visa, Inc. - Class A	36,006,627
		194,924,037
	Machinery — 2.4%
329,309	Ingersoll-Rand PLC	32,944,073
184,273	Snap-on, Inc.	30,587,475
		63,531,548
	Media — 4.5%
833,234	Comcast Corp. - Class A	30,471,367
1,240,693	Interpublic Group of Cos., Inc. (The)	28,225,766
2,191,550	News Corp. - Class A	28,117,587
434,324	Omnicom Group, Inc.	33,825,153
		120,639,873
	Metals & Mining — 1.5%
228,831	Nucor Corp.	14,013,611
677,624	Steel Dynamics, Inc.	24,794,262
		38,807,873
	Multi-line Retail — 2.5%
475,529	Kohl’s Corp.	32,664,087
447,668	Target Corp.	32,679,764
		65,343,851
	Multi-Utilities — 0.6%
523,055	CenterPoint Energy, Inc.	16,172,861
	Oil, Gas & Consumable Fuels — 4.7%
112,869	Chevron Corp.	12,940,431
731,294	Kinder Morgan, Inc.	13,236,421
619,694	Marathon Petroleum Corp.	41,060,924
304,521	Phillips 66	29,054,349
333,050	Valero Energy Corp.	29,248,451
		125,540,576
	Pharmaceuticals — 2.9%
360,836	Eli Lilly & Co.	43,249,803
821,999	Pfizer, Inc.	34,893,857
		78,143,660
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Real Estate Management & Development — 1.1%
646,889	CBRE Group, Inc. - Class A1	$ 29,595,172
	Semiconductors & Semiconductor Equipment — 4.2%
694,528	Intel Corp.	32,726,159
92,970	Lam Research Corp.	15,765,853
343,607	NXP Semiconductors N.V.	29,904,117
175,955	Skyworks Solutions, Inc.	12,851,753
198,733	Texas Instruments, Inc.	20,008,439
		111,256,321
	Software — 2.5%
171,460	Citrix Systems, Inc.	17,581,508
269,262	Microsoft Corp.	28,119,031
400,415	Oracle Corp.	20,112,845
		65,813,384
	Specialty Retail — 2.5%
427,364	Best Buy Co., Inc.	25,317,043
76,348	Home Depot, Inc. (The)	14,012,148
307,229	Ross Stores, Inc.	28,301,936
		67,631,127
	Technology Hardware, Storage & Peripherals — 2.1%
732,139	HP, Inc.	16,129,022
640,050	NetApp, Inc.	40,815,989
		56,945,011
	TOTAL COMMON STOCKS (Cost $2,198,628,359)	2,650,675,544
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$9,831,673	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $9,831,810, due 2/1/19, (collateralized by U.S. Treasury Notes with a par value of $10,165,000, coupon rate of 2.125% - 2.875%, due 9/30/2024 - 4/30/2025, market value of $10,030,588)	9,831,673
	TOTAL REPURCHASE AGREEMENT (Cost $9,831,673)	9,831,673
TOTAL INVESTMENTS (Cost $2,208,460,032)	100.0%	$2,660,507,217
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	861,118
NET ASSETS	100.0%	$2,661,368,335

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 4.2%
215,946	Boeing Co. (The)	$ 83,273,097
285,224	General Dynamics Corp.	48,821,792
		132,094,889
	Airlines — 2.3%
826,964	Delta Air Lines, Inc.	40,876,831
542,849	Southwest Airlines Co.	30,812,109
		71,688,940
	Beverages — 2.8%
748,245	Monster Beverage Corp.[1]	42,829,544
402,394	PepsiCo, Inc.	45,337,732
		88,167,276
	Biotechnology — 5.7%
331,385	Amgen, Inc.	62,005,447
161,737	Biogen, Inc.[1]	53,984,576
712,266	Celgene Corp.[1]	63,007,051
		178,997,074
	Building Products — 1.0%
965,961	Masco Corp.	31,306,796
	Capital Markets — 2.3%
194,536	Ameriprise Financial, Inc.	24,628,258
609,171	Intercontinental Exchange, Inc.	46,759,966
		71,388,224
	Chemicals — 1.4%
170,954	Celanese Corp.	16,370,555
304,159	LyondellBasell Industries N.V. - Class A	26,452,708
		42,823,263
	Communications Equipment — 1.2%
237,792	F5 Networks, Inc.[1]	38,272,622
	Containers & Packaging — 1.7%
379,830	Avery Dennison Corp.	39,673,244
303,307	International Paper Co.	14,385,851
		54,059,095
	Electrical Equipment — 1.6%
689,838	AMETEK, Inc.	50,289,190
	Electronic Equipment, Instruments & Components — 4.2%
757,548	Amphenol Corp. - Class A	66,603,620
807,749	CDW Corp.	67,261,259
		133,864,879
	Entertainment — 2.8%
791,550	Walt Disney Co. (The)	88,273,656
	Food & Staples Retailing — 0.5%
73,482	Costco Wholesale Corp.	15,771,442
	Food Products — 0.6%
180,719	Hershey Co. (The)	19,174,286
	Health Care Providers & Services — 6.9%
486,348	Centene Corp.[1]	63,502,458
114,000	Cigna Corp.	22,778,339
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
260,458	DaVita, Inc.[1]	$ 14,619,508
305,228	Henry Schein, Inc.[1]	23,716,216
339,215	UnitedHealth Group, Inc.	91,655,893
		216,272,414
	Hotels, Restaurants & Leisure — 3.9%
579,882	Hilton Worldwide Holdings, Inc.	43,189,611
543,756	Marriott International, Inc. - Class A	62,276,375
248,253	Starbucks Corp.	16,915,959
		122,381,945
	Household Products — 1.3%
629,338	Church & Dwight Co., Inc.	40,661,528
	Insurance — 2.1%
336,717	Marsh & McLennan Cos., Inc.	29,695,072
523,280	Progressive Corp. (The)	35,211,511
		64,906,583
	Interactive Media & Services — 6.9%
65,414	Alphabet, Inc. - Class A1	73,648,968
518,459	Facebook, Inc. - Class A1	86,421,931
267,168	IAC/InterActiveCorp[1]	56,447,255
		216,518,154
	IT Services — 15.2%
414,268	Accenture PLC - Class A	63,610,851
360,017	Automatic Data Processing, Inc.	50,344,777
618,621	Cognizant Technology Solutions Corp. - Class A	43,105,511
210,788	Fidelity National Information Services, Inc.	22,033,670
387,059	Mastercard, Inc. - Class A	81,719,767
580,477	Paychex, Inc.	41,097,772
830,401	PayPal Holdings, Inc.[1]	73,706,393
159,815	VeriSign, Inc.[1]	27,051,885
553,843	Visa, Inc. - Class A	74,774,343
		477,444,969
	Life Sciences Tools & Services — 1.5%
200,130	Waters Corp.[1]	46,274,059
	Machinery — 2.9%
910,653	Ingersoll-Rand PLC	91,101,726
	Media — 2.3%
935,026	Omnicom Group, Inc.	72,819,825
	Multi-line Retail — 2.1%
567,169	Dollar General Corp.	65,468,318
	Oil, Gas & Consumable Fuels — 0.5%
106,362	Pioneer Natural Resources Co.	15,137,440
	Professional Services — 0.7%
371,336	Robert Half International, Inc.	23,925,178
	Real Estate Management & Development — 2.3%
1,608,394	CBRE Group, Inc. - Class A1	73,584,026
	Road & Rail — 0.9%
175,473	Union Pacific Corp.	27,912,490
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 3.6%
522,702	KLA-Tencor Corp.	$ 55,704,352
589,585	Texas Instruments, Inc.	59,359,418
		115,063,770
	Software — 3.8%
843,936	Microsoft Corp.	88,132,236
641,452	Oracle Corp.	32,220,134
		120,352,370
	Specialty Retail — 8.2%
997,985	Best Buy Co., Inc.	59,120,631
490,490	Home Depot, Inc. (The)	90,019,630
812,654	Ross Stores, Inc.	74,861,687
694,888	TJX Cos., Inc. (The)	34,556,780
		258,558,728
	Technology Hardware, Storage & Peripherals — 2.5%
470,617	Apple, Inc.	78,329,493
	TOTAL COMMON STOCKS (Cost $2,475,779,208)	3,142,884,648
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$3,238,083	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $3,238,128, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $3,355,000, coupon rate of 2.125%, due 9/30/2024, market value of $3,305,242)	3,238,083
	TOTAL REPURCHASE AGREEMENT (Cost $3,238,083)	3,238,083
TOTAL INVESTMENTS (Cost $2,479,017,291)	100.0%	$3,146,122,731
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(846,208)
NET ASSETS	100.0%	$3,145,276,523

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Aerospace & Defense — 0.5%
50	General Dynamics Corp.	$ 8,559
	Airlines — 1.8%
637	Delta Air Lines, Inc.	31,487
	Banks — 10.4%
1,429	Bank of America Corp.	40,684
506	Citigroup, Inc.	32,617
1,039	Citizens Financial Group, Inc.	35,243
108	JPMorgan Chase & Co.	11,178
1,534	Regions Financial Corp.	23,271
630	SunTrust Banks, Inc.	37,434
		180,427
	Biotechnology — 2.0%
495	Gilead Sciences, Inc.	34,655
	Building Products — 0.9%
506	Masco Corp.	16,399
	Capital Markets — 3.5%
279	Ameriprise Financial, Inc.	35,322
604	Morgan Stanley	25,549
		60,871
	Communications Equipment — 1.5%
228	Cisco Systems, Inc.	10,782
583	Juniper Networks, Inc.	15,123
		25,905
	Consumer Finance — 3.4%
997	Ally Financial, Inc.	25,982
1,083	Synchrony Financial	32,533
		58,515
	Containers & Packaging — 3.3%
627	International Paper Co.	29,739
655	WestRock Co.	26,665
		56,404
	Diversified Telecommunication Services — 3.3%
1,129	AT&T, Inc.	33,937
1,468	CenturyLink, Inc.	22,490
		56,427
	Electric Utilities — 4.7%
872	Exelon Corp.	41,647
1,029	FirstEnergy Corp.	40,337
		81,984
	Electrical Equipment — 2.1%
470	Eaton Corp. PLC	35,837
	Entertainment — 0.6%
95	Walt Disney Co. (The)	10,594
	Equity Real Estate Investment Trusts — 2.8%
181	Apartment Investment & Management Co. - Class A	8,963
1,675	Host Hotels & Resorts, Inc.	30,251
286	Park Hotels & Resorts, Inc.	8,600
		47,814
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 1.8%
1,105	Kroger Co. (The)	$ 31,305
	Food Products — 4.4%
867	General Mills, Inc.	38,529
593	Tyson Foods, Inc. - Class A	36,719
		75,248
	Health Care Providers & Services — 7.7%
129	Anthem, Inc.	39,087
616	Cardinal Health, Inc.	30,781
89	Centene Corp.[1]	11,621
293	CVS Health Corp.	19,206
183	DaVita, Inc.[1]	10,272
179	McKesson Corp.	22,957
		133,924
	Hotels, Restaurants & Leisure — 0.5%
153	Carnival Corp.	8,810
	Household Products — 1.9%
341	Procter & Gamble Co. (The)	32,896
	Independent Power & Renewable Electricity Producer — 1.4%
1,507	AES Corp.	24,700
	Insurance — 5.9%
320	Hartford Financial Services Group, Inc. (The)	15,014
400	Lincoln National Corp.	23,396
741	MetLife, Inc.	33,842
633	Old Republic International Corp.	12,755
503	Unum Group	17,484
		102,491
	IT Services — 1.6%
86	Amdocs, Ltd.	4,805
171	International Business Machines Corp.	22,986
		27,791
	Machinery — 2.9%
334	Ingersoll-Rand PLC	33,413
105	Snap-on, Inc.	17,429
		50,842
	Media — 2.8%
433	Comcast Corp. - Class A	15,835
723	Discovery, Inc. - Class C1	19,268
175	Omnicom Group, Inc.[2]	13,629
		48,732
	Metals & Mining — 2.7%
526	Nucor Corp.	32,212
408	Steel Dynamics, Inc.	14,929
		47,141
	Multi-line Retail — 0.8%
202	Kohl’s Corp.	13,875
	Multi-Utilities — 0.6%
312	CenterPoint Energy, Inc.	9,647
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 9.5%
293	Chevron Corp.	$ 33,592
495	ConocoPhillips	33,507
96	Exxon Mobil Corp.	7,035
818	Marathon Oil Corp.	12,916
541	Marathon Petroleum Corp.	35,847
88	Phillips 66	8,396
367	Valero Energy Corp.	32,230
		163,523
	Pharmaceuticals — 5.3%
224	Allergan PLC	32,252
428	Bristol-Myers Squibb Co.	21,130
901	Pfizer, Inc.	38,247
		91,629
	Real Estate Management & Development — 2.0%
771	CBRE Group, Inc. - Class A1	35,273
	Semiconductors & Semiconductor Equipment — 4.0%
733	Intel Corp.	34,539
391	NXP Semiconductors N.V.	34,029
		68,568
	Specialty Retail — 0.7%
196	Best Buy Co., Inc.	11,611
	Technology Hardware, Storage & Peripherals — 1.5%
1,142	HP, Inc.	25,158
	TOTAL COMMON STOCKS (Cost $1,683,782)	1,709,042
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
6,320	State Street Navigator Securities Lending Government Money Market Portfolio	6,320
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,320)	6,320
TOTAL INVESTMENTS (Cost $1,690,102)	99.2%	$1,715,362
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	13,509
NET ASSETS	100.0%	$1,728,871

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Air Freight & Logistics — 0.9%
279	Hub Group, Inc. - Class A1	$ 12,418
	Banks — 8.8%
648	Bancorp, Inc. (The)[1]	5,495
256	BancorpSouth Bank	7,470
632	Cadence BanCorp	11,850
199	Cathay General Bancorp	7,387
178	Community Trust Bancorp, Inc.	7,229
181	Eagle Bancorp, Inc.[1]	9,933
300	Financial Institutions, Inc.	8,046
324	Great Western Bancorp, Inc.	11,434
287	Hancock Whitney Corp.	11,790
978	Investors Bancorp, Inc.	11,873
238	NBT Bancorp, Inc.	8,477
237	Preferred Bank/Los Angeles CA	11,035
320	Sandy Spring Bancorp, Inc.	10,435
		122,454
	Biotechnology — 4.3%
646	Acorda Therapeutics, Inc.[1]	10,743
1,704	Akebia Therapeutics, Inc.[1,2]	9,389
168	Genomic Health, Inc.[1]	12,736
55	Ligand Pharmaceuticals, Inc.[1,2]	6,496
120	REGENXBIO, Inc.[1]	5,275
538	Vanda Pharmaceuticals, Inc.[1]	14,596
		59,235
	Building Products — 1.6%
110	Continental Building Products, Inc.[1]	2,898
260	Gibraltar Industries, Inc.[1]	9,269
662	NCI Building Systems, Inc.[1]	5,402
291	PGT Innovations, Inc.[1]	4,842
		22,411
	Capital Markets — 1.4%
461	Federated Investors, Inc. - Class B	12,046
416	Waddell & Reed Financial, Inc. - Class A	7,122
		19,168
	Chemicals — 3.2%
165	AdvanSix, Inc.[1]	5,221
661	Ferro Corp.[1]	11,019
85	Innospec, Inc.	5,973
109	Minerals Technologies, Inc.	6,384
260	PolyOne Corp.	8,416
145	Trinseo SA	7,112
		44,125
	Commercial Services & Supplies — 1.8%
1,602	ACCO Brands Corp.	14,146
421	Heritage-Crystal Clean, Inc.[1]	10,777
		24,923
	Communications Equipment — 0.9%
313	Plantronics, Inc.	12,141
	Containers & Packaging — 0.5%
173	Greif, Inc. - Class A	6,747
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 4.2%
337	American Public Education, Inc.[1]	$ 9,972
333	Chegg, Inc.[1]	11,728
629	K12, Inc.[1]	19,820
618	Laureate Education, Inc. - Class A1	9,888
164	Sotheby’s1,2	6,624
		58,032
	Electric Utilities — 1.3%
124	ALLETE, Inc.	9,541
169	Otter Tail Corp.	8,188
		17,729
	Electrical Equipment — 2.4%
570	Atkore International Group, Inc.[1]	13,218
178	Encore Wire Corp.	9,594
119	EnerSys	10,146
		32,958
	Electronic Equipment, Instruments & Components — 3.0%
266	Fabrinet[1]	15,119
202	Insight Enterprises, Inc.[1]	9,276
754	TTM Technologies, Inc.[1]	8,656
439	Vishay Intertechnology, Inc.	8,561
		41,612
	Energy Equipment & Services — 1.8%
517	Matrix Service Co.[1]	11,090
1,536	McDermott International, Inc.[1]	13,547
		24,637
	Equity Real Estate Investment Trusts — 7.4%
288	Chesapeake Lodging Trust	8,202
104	EastGroup Properties, Inc.	10,760
246	First Industrial Realty Trust, Inc.	8,049
300	GEO Group, Inc. (The)	6,765
100	LTC Properties, Inc.	4,744
420	National Storage Affiliates Trust	12,222
379	Pebblebrook Hotel Trust	12,147
635	RLJ Lodging Trust	11,779
582	Sabra Health Care REIT, Inc.	11,955
550	Sunstone Hotel Investors, Inc.	7,865
215	Terreno Realty Corp.	8,673
		103,161
	Food & Staples Retailing — 0.8%
322	Performance Food Group Co.[1]	11,000
	Food Products — 1.5%
120	Cal-Maine Foods, Inc.	5,062
2,438	Dean Foods Co.	10,166
480	Hostess Brands, Inc.[1]	5,515
		20,743
	Gas Utilities — 0.4%
84	Northwest Natural Holding Co.	5,258
	Health Care Equipment & Supplies — 4.3%
1,388	Accuray, Inc.[1]	6,107
168	Avanos Medical, Inc.[1]	7,653
129	CONMED Corp.	9,075
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,645	Invacare Corp.[2]	$ 8,455
693	OraSure Technologies, Inc.[1]	8,905
198	Orthofix Medical, Inc.[1]	10,714
305	Wright Medical Group N.V.[1]	9,101
		60,010
	Health Care Providers & Services — 2.6%
151	Addus HomeCare Corp.[1]	9,083
54	LHC Group, Inc.[1]	5,710
157	Magellan Health, Inc.[1]	10,230
269	Tenet Healthcare Corp.[1]	5,915
231	Tivity Health, Inc.[1,2]	5,142
		36,080
	Hotels, Restaurants & Leisure — 0.7%
531	Bloomin’ Brands, Inc.	9,786
	Independent Power & Renewable Electricity Producer — 0.7%
624	Clearway Energy, Inc. - Class C	9,416
	Insurance — 2.9%
381	American Equity Investment Life Holding Co.	11,933
441	CNO Financial Group, Inc.	7,885
261	Employers Holdings, Inc.	11,059
216	Horace Mann Educators Corp.	8,996
		39,873
	Interactive Media & Service — 0.6%
367	Care.com, Inc.[1]	8,724
	IT Services — 4.7%
470	Cardtronics PLC - Class A1	12,723
522	Hackett Group, Inc. (The)	9,391
163	ManTech International Corp. - Class A	9,188
887	NIC, Inc.	14,547
473	Perficient, Inc.[1]	12,066
280	Sykes Enterprises, Inc.[1]	7,720
		65,635
	Life Sciences Tools & Services — 1.2%
141	Cambrex Corp.[1]	6,155
377	Luminex Corp.	10,514
		16,669
	Machinery — 5.8%
372	Actuant Corp. - Class A	8,515
321	Altra Industrial Motion Corp.	9,826
356	Columbus McKinnon Corp.	12,887
367	Harsco Corp.[1]	7,817
97	Proto Labs, Inc.[1]	12,042
445	Rexnord Corp.[1]	11,637
301	SPX FLOW, Inc.[1]	9,864
110	Watts Water Technologies, Inc. - Class A	8,236
		80,824
	Media — 1.9%
912	Gannett Co., Inc.[2]	10,114
419	Gray Television, Inc.[1]	7,001
758	TEGNA, Inc.	8,899
		26,014
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — 0.2%
28	Kaiser Aluminum Corp.	$ 2,810
	Mortgage Real Estate Investment Trusts — 1.6%
802	Arbor Realty Trust, Inc.[2]	9,592
437	Invesco Mortgage Capital, Inc.	7,036
304	PennyMac Mortgage Investment Trust	6,153
		22,781
	Multi-Utilities — 0.8%
166	Black Hills Corp.	11,270
	Oil, Gas & Consumable Fuels — 2.2%
249	Delek US Holdings, Inc.	8,095
2,645	Southwestern Energy Co.[1,2]	11,559
461	World Fuel Services Corp.	11,474
		31,128
	Paper & Forest Products — 0.8%
429	Boise Cascade Co.	11,785
	Personal Products — 0.4%
46	USANA Health Sciences, Inc.[1]	5,387
	Pharmaceuticals — 2.6%
583	Horizon Pharma PLC[1]	12,529
359	Intersect ENT, Inc.[1,2]	10,651
586	Mallinckrodt PLC[1]	12,810
		35,990
	Professional Services — 2.2%
150	FTI Consulting, Inc.[1]	10,248
260	Korn Ferry	11,856
345	Navigant Consulting, Inc.	8,942
		31,046
	Road & Rail — 0.5%
199	ArcBest Corp.	7,486
	Semiconductors & Semiconductor Equipment — 3.6%
80	Cabot Microelectronics Corp.	8,151
646	Cohu, Inc.	11,331
256	Diodes, Inc.[1]	8,609
586	Kulicke & Soffa Industries, Inc.	13,203
300	Nanometrics, Inc.[1]	9,177
		50,471
	Software — 1.6%
217	Verint Systems, Inc.[1]	10,496
1,729	Zix Corp.[1]	12,311
		22,807
	Specialty Retail — 4.6%
416	American Eagle Outfitters, Inc.	8,786
121	Asbury Automotive Group, Inc.[1]	8,549
280	Caleres, Inc.	8,355
448	DSW, Inc. - Class A	12,208
568	MarineMax, Inc.[1]	10,099
240	Shoe Carnival, Inc.[2]	8,851
518	Tailored Brands, Inc.	6,542
		63,390
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.2%
110	Deckers Outdoor Corp.[1]	$ 14,129
90	Movado Group, Inc.	2,876
		17,005
	Thrifts & Mortgage Finance — 3.9%
725	Meridian Bancorp, Inc.	11,480
531	Northwest Bancshares, Inc.	9,367
469	Provident Financial Services, Inc.	11,589
569	Radian Group, Inc.	10,947
274	WSFS Financial Corp.	11,555
		54,938
	Trading Companies & Distributors — 1.2%
511	BMC Stock Holdings, Inc.[1]	8,769
210	Rush Enterprises, Inc. - Class A	8,032
		16,801
	Wireless Telecommunication Services — 0.5%
141	Shenandoah Telecommunications Co.	6,716
	TOTAL COMMON STOCKS (Cost $1,333,326)	1,383,594
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
35,207	State Street Navigator Securities Lending Government Money Market Portfolio	35,207
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $35,207)	35,207
TOTAL INVESTMENTS (Cost $1,368,533)	102.0%	$1,418,801
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0)	(28,216)
NET ASSETS	100.0%	$1,390,585

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Japan — 26.0%
523,817	Astellas Pharma, Inc., Unsponsored ADR[1]	$ 7,742,015
190,155	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	6,688,702
38,057	Fast Retailing Co., Ltd., Unsponsored ADR	1,741,298
45,484	FUJIFILM Holdings Corp., Unsponsored ADR[1]	1,946,715
93,908	Hitachi, Ltd., ADR	5,909,630
75,476	Hoya Corp., Sponsored ADR	4,374,966
205,652	ITOCHU Corp., Unsponsored ADR[1]	7,528,920
190,048	Japan Tobacco, Inc., Unsponsored ADR[1]	2,407,908
425,618	KDDI Corp., Unsponsored ADR[1]	5,273,407
278,211	Kirin Holdings Co., Ltd., Sponsored ADR[1]	6,626,986
18,588	Kubota Corp., Sponsored ADR[1]	1,473,099
53,350	Mitsubishi Corp., Sponsored ADR	3,102,569
99,117	Nippon Telegraph & Telephone Corp., ADR	4,265,996
115,564	Sony Corp., Sponsored ADR	5,792,068
120,693	Suntory Beverage & Food, Ltd., Unsponsored ADR[1]	2,689,644
19,285	Suzuki Motor Corp., Unsponsored ADR[1]	4,025,069
199,437	Takeda Pharmaceutical Co., Ltd., Sponsored ADR[1,2]	3,982,757
		75,571,749
	United Kingdom — 15.9%
64,088	Ashtead Group PLC, Unsponsored ADR[1]	6,584,401
62,310	BAE Systems PLC, Sponsored ADR[1]	1,706,048
113,032	BT Group PLC, Sponsored ADR[1]	1,724,868
66,415	GlaxoSmithKline PLC, Sponsored ADR[1]	2,603,468
146,353	Imperial Brands PLC, Sponsored ADR	4,907,948
247,105	J Sainsbury PLC, Sponsored ADR[1]	3,695,455
368,528	Legal & General Group PLC, Sponsored ADR[1]	6,347,895
44,181	National Grid PLC, Sponsored ADR	2,407,423
199,665	Pearson PLC, Sponsored ADR[1]	2,372,020
111,537	Smith & Nephew PLC, Sponsored ADR[1]	4,245,098
396,467	Smiths Group PLC, Sponsored ADR[1]	7,641,901
103,290	Vodafone Group PLC, Sponsored ADR	1,884,010
		46,120,535
	Germany — 10.7%
12,668	adidas AG, Sponsored ADR	1,507,682
243,995	Allianz SE, Sponsored ADR	5,164,154
242,479	Bayer AG, Sponsored ADR	4,621,650
308,158	Deutsche Lufthansa AG, Sponsored ADR	7,794,857
20,214	Hannover Rueck SE, ADR	1,460,158
113,208	HeidelbergCement AG, Unsponsored ADR	1,563,968
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	4,989,670
73,440	Siemens AG, Sponsored ADR	4,029,653
		31,131,792
	France — 10.0%
79,807	Arkema SA, Sponsored ADR[1]	7,590,843
98,597	Atos SE, Unsponsored ADR[1]	1,800,874
73,928	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	1,605,347
241,044	Danone SA, Sponsored ADR	3,512,011
299,348	Engie SA, Sponsored ADR[1]	4,818,006
82,888	Peugeot SA, Unsponsored ADR[1]	2,085,462
144,367	Renault SA, Unsponsored ADR[1]	2,039,906
103,426	Total SA, Sponsored ADR	5,660,505
		29,112,954
	Australia — 7.1%
326,857	Australia & New Zealand Banking Group, Ltd., Sponsored ADR[1]	5,942,260
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Australia — (Continued)
73,547	Macquarie Group, Ltd., ADR[1]	$ 6,240,095
460,112	South32, Ltd., ADR[1]	5,868,729
153,048	Westpac Banking Corp., Sponsored ADR[1]	2,731,907
		20,782,991
	Switzerland — 6.4%
148,306	Adecco Group AG, Unsponsored ADR	3,709,875
178,789	LafargeHolcim, Ltd., Unsponsored ADR	1,674,359
184,271	Roche Holding AG, Sponsored ADR[1]	6,136,224
224,992	Zurich Insurance Group AG, ADR[1]	7,062,499
		18,582,957
	Spain — 5.2%
69,645	Amadeus IT Group SA, Unsponsored ADR[1]	5,077,817
416,278	Enagas SA, Unsponsored ADR[1]	6,044,357
220,134	Repsol SA, Sponsored ADR	3,864,452
		14,986,626
	Netherlands — 4.9%
365,445	ING Groep N.V., Sponsored ADR	4,337,832
219,440	Koninklijke Ahold Delhaize N.V., Sponsored ADR[1]	5,774,564
86,000	Koninklijke DSM N.V., Sponsored ADR	2,017,990
32,750	Wolters Kluwer N.V., Sponsored ADR[1]	2,041,962
		14,172,348
	Sweden — 3.3%
398,704	Skandinaviska Enskilda Banken AB, ADR[1]	4,204,334
235,276	Swedbank AB, ADR	5,346,647
		9,550,981
	Finland — 3.0%
299,764	UPM-Kymmene OYJ, Sponsored ADR[1]	8,723,132
	Hong Kong — 2.7%
170,372	Sun Hung Kai Properties, Ltd., Sponsored ADR	2,865,657
285,459	WH Group, Ltd., Sponsored ADR	4,931,304
		7,796,961
	Italy — 2.4%
278,561	Intesa Sanpaolo SPA, Sponsored ADR[1]	3,851,106
172,674	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	3,188,425
		7,039,531
	United States — 2.0%
103,290	Carnival PLC, ADR[1]	5,875,135
	TOTAL COMMON STOCKS (Cost $266,800,923)	289,447,692
INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.7%
31,242,024	State Street Navigator Securities Lending Government Money Market Portfolio	31,242,024
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $31,242,024)	31,242,024
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT*—0.3%
$ 779,904
With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $779,915, due 2/1/19, (collateralized by a U.S. Treasury Note with par value of $810,000, coupon rate of 2.125%, due 9/30/2024, market value of $797,987)
		$ 779,904
TOTAL REPURCHASE AGREEMENT (Cost $779,904)		779,904
TOTAL INVESTMENTS (Cost $298,822,851)	110.6%	$321,469,620
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.6)	(30,726,806)
NET ASSETS	100.0%	$290,742,814

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 4.9%
923	Boeing Co. (The)	$ 355,927
2,072	Curtiss-Wright Corp.	235,214
591	Northrop Grumman Corp.	162,850
1,955	Raytheon Co.	322,106
		1,076,097
	Air Freight & Logistics — 0.9%
2,768	Expeditors International of Washington, Inc.	191,822
	Airlines — 1.2%
1,926	Delta Air Lines, Inc.	95,202
2,845	Southwest Airlines Co.	161,482
		256,684
	Banks — 5.7%
9,529	Bank of America Corp.	271,290
6,311	Citizens Financial Group, Inc.	214,069
3,689	Comerica, Inc.	290,472
1,500	Cullen/Frost Bankers, Inc.[1]	145,920
2,014	JPMorgan Chase & Co.	208,449
2,737	Zions Bancorp N.A.	130,254
		1,260,454
	Beverages — 0.5%
1,775	Molson Coors Brewing Co. - Class B	118,233
	Biotechnology — 4.0%
1,646	Amgen, Inc.	307,983
817	Biogen, Inc.[2]	272,698
4,168	Gilead Sciences, Inc.	291,802
		872,483
	Capital Markets — 2.8%
2,287	Bank of New York Mellon Corp. (The)	119,656
1,823	CME Group, Inc.	332,296
3,692	Morgan Stanley	156,172
		608,124
	Chemicals — 2.1%
2,142	Air Products & Chemicals, Inc.	352,124
1,112	Celanese Corp.	106,485
		458,609
	Communications Equipment — 3.8%
6,656	Cisco Systems, Inc.	314,762
1,955	F5 Networks, Inc.[2]	314,657
8,190	Juniper Networks, Inc.	212,449
		841,868
	Construction & Engineering — 0.5%
3,396	Quanta Services, Inc.	120,015
	Consumer Finance — 1.4%
11,477	Ally Financial, Inc.	299,091
	Containers & Packaging — 0.6%
2,888	International Paper Co.	136,978
	Diversified Consumer Services — 1.1%
10,154	H&R Block, Inc.	239,533
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 2.1%
9,336	AT&T, Inc.	$ 280,640
3,310	Verizon Communications, Inc.	182,249
		462,889
	Electric Utilities — 1.5%
7,009	Exelon Corp.	334,750
	Electronic Equipment, Instruments & Components — 0.8%
2,298	TE Connectivity, Ltd.	186,023
	Entertainment — 2.4%
2,383	Electronic Arts, Inc.[2]	219,808
2,841	Walt Disney Co. (The)	316,828
		536,636
	Equity Real Estate Investment Trusts — 1.1%
13,161	Host Hotels & Resorts, Inc.	237,688
	Food & Staples Retailing — 1.5%
9,864	US Foods Holding Corp.[2]	332,614
	Food Products — 2.9%
5,084	General Mills, Inc.	225,933
1,046	Hershey Co. (The)	110,981
2,454	McCormick & Co., Inc.[1]	303,412
		640,326
	Health Care Providers & Services — 7.4%
898	Anthem, Inc.	272,094
4,802	Cardinal Health, Inc.	239,956
758	Centene Corp.[2]	98,972
4,488	CVS Health Corp.	294,188
778	HCA Healthcare, Inc.	108,477
4,006	Henry Schein, Inc.[2]	311,266
1,010	Humana, Inc.	312,080
		1,637,033
	Hotels, Restaurants & Leisure — 1.5%
4,810	Starbucks Corp.	327,753
	Household Products — 1.5%
3,341	Church & Dwight Co., Inc.	215,862
1,250	Procter & Gamble Co. (The)	120,588
		336,450
	Independent Power & Renewable Electricity Producer — 1.6%
21,660	AES Corp.	355,007
	Industrial Conglomerates — 0.6%
962	Honeywell International, Inc.	138,172
	Insurance — 4.6%
6,937	Principal Financial Group, Inc.	347,336
4,814	Progressive Corp. (The)	323,934
3,720	Prudential Financial, Inc.	342,761
		1,014,031
	Interactive Media & Service — 1.6%
315	Alphabet, Inc. - Class A2	354,655
	IT Services — 6.4%
2,004	Accenture PLC - Class A	307,714
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
707	Automatic Data Processing, Inc.	$ 98,867
4,879	Cognizant Technology Solutions Corp. - Class A	339,969
3,511	PayPal Holdings, Inc.[2]	311,636
1,873	Visa, Inc. - Class A	252,874
6,013	Western Union Co. (The)	109,737
		1,420,797
	Life Sciences Tools & Services — 1.4%
3,918	Agilent Technologies, Inc.	297,964
	Machinery — 2.2%
3,829	Allison Transmission Holdings, Inc.	186,357
3,098	Ingersoll-Rand PLC	309,924
		496,281
	Media — 3.0%
11,136	Discovery, Inc. - Class C2	296,775
4,640	Omnicom Group, Inc.[1]	361,363
		658,138
	Metals & Mining — 1.4%
5,150	Nucor Corp.	315,386
	Multi-line Retail — 1.8%
1,645	Kohl’s Corp.	112,995
3,848	Target Corp.	280,904
		393,899
	Oil, Gas & Consumable Fuels — 5.1%
14,589	Kinder Morgan, Inc.	264,061
5,031	Marathon Petroleum Corp.	333,354
3,493	Phillips 66	333,267
2,178	Valero Energy Corp.	191,272
		1,121,954
	Pharmaceuticals — 1.9%
1,953	Eli Lilly & Co.	234,087
2,379	Merck & Co., Inc.	177,069
		411,156
	Professional Services — 0.8%
2,901	Robert Half International, Inc.	186,911
	Real Estate Management & Development — 2.2%
6,816	CBRE Group, Inc. - Class A2	311,832
1,264	Jones Lang LaSalle, Inc.	181,270
		493,102
	Semiconductors & Semiconductor Equipment — 3.8%
6,815	Intel Corp.	321,123
1,792	Lam Research Corp.	303,887
1,565	Skyworks Solutions, Inc.	114,308
1,075	Texas Instruments, Inc.	108,231
		847,549
	Software — 3.1%
935	Citrix Systems, Inc.	95,875
3,214	Fortinet, Inc.[2]	246,096
2,250	VMware, Inc. - Class A	339,907
		681,878
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 4.6%
17,223	American Eagle Outfitters, Inc.	$ 363,750
5,703	Best Buy Co., Inc.	337,846
5,183	Gap, Inc. (The)	131,855
1,960	Ross Stores, Inc.	180,555
		1,014,006
	Technology Hardware, Storage & Peripherals — 0.8%
1,532	Dell Technologies. - Class C2	74,440
4,982	HP, Inc.	109,753
		184,193
	TOTAL COMMON STOCKS (Cost $19,988,208)	21,897,232
Face Amount
REPURCHASE AGREEMENT* — 1.2%
$254,901	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $254,905, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $260,000, coupon rate of 2.625%, due 6/30/2023, market value of $261,872)	254,901
	TOTAL REPURCHASE AGREEMENT (Cost $254,901)	254,901
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
775,699	State Street Navigator Securities Lending Government Money Market Portfolio	775,699
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $775,699)	775,699
TOTAL INVESTMENTS (Cost $21,018,808)	103.8%	$22,927,832
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.8)	(835,708)
NET ASSETS	100.0%	$22,092,124

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 2.4%
1,258	Boeing Co. (The)	$ 485,110
	Airlines — 2.0%
7,207	Southwest Airlines Co.	409,069
	Banks — 5.7%
3,310	Bank of America Corp.	94,236
5,225	Citizens Financial Group, Inc.	177,232
2,264	Comerica, Inc.	178,267
14,193	Fifth Third Bancorp	380,656
3,048	JPMorgan Chase & Co.	315,468
		1,145,859
	Biotechnology — 4.7%
1,994	Amgen, Inc.	373,098
308	Biogen, Inc.[1]	102,804
5,283	Celgene Corp.[1]	467,334
		943,236
	Capital Markets — 3.7%
1,002	CME Group, Inc.	182,644
6,184	Intercontinental Exchange, Inc.	474,684
2,143	Morgan Stanley	90,649
		747,977
	Commercial Services & Supplies — 0.5%
1,350	Republic Services, Inc.	103,559
	Communications Equipment — 2.6%
10,869	Cisco Systems, Inc.	513,995
	Consumer Finance — 0.7%
5,144	Ally Financial, Inc.	134,053
	Containers & Packaging — 2.8%
7,493	International Paper Co.	355,393
5,238	WestRock Co.	213,239
		568,632
	Diversified Consumer Services — 0.4%
3,516	H&R Block, Inc.	82,942
	Diversified Telecommunication Services — 1.7%
11,521	AT&T, Inc.	346,321
	Electrical Equipment — 3.2%
6,024	AMETEK, Inc.	439,150
2,600	Eaton Corp. PLC	198,250
		637,400
	Entertainment — 0.7%
1,192	Walt Disney Co. (The)	132,932
	Equity Real Estate Investment Trusts — 0.5%
538	Simon Property Group, Inc.	97,981
	Food & Staples Retailing — 1.6%
3,280	Kroger Co. (The)	92,922
6,707	US Foods Holding Corp.[1]	226,160
		319,082
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 3.1%
3,500	General Mills, Inc.	$ 155,540
3,702	McCormick & Co., Inc.[2]	457,715
		613,255
	Gas Utilities — 0.8%
2,833	UGI Corp.	161,566
	Health Care Equipment & Supplies — 1.2%
1,870	Varian Medical Systems, Inc.[1]	246,896
	Health Care Providers & Services — 6.1%
1,060	Anthem, Inc.	321,180
6,500	CVS Health Corp.	426,075
1,100	Henry Schein, Inc.[1]	85,470
907	Humana, Inc.	280,254
800	McKesson Corp.	102,600
		1,215,579
	Hotels, Restaurants & Leisure — 2.8%
2,079	Norwegian Cruise Line Holdings, Ltd.[1]	106,923
6,543	Starbucks Corp.	445,840
		552,763
	Household Products — 1.2%
3,720	Church & Dwight Co., Inc.	240,349
	Industrial Conglomerates — 0.5%
695	Honeywell International, Inc.	99,823
	Insurance — 4.6%
9,502	MetLife, Inc.	433,956
5,828	Principal Financial Group, Inc.	291,808
2,753	Progressive Corp. (The)	185,250
		911,014
	Interactive Media & Services — 4.4%
346	Alphabet, Inc. - Class A1	389,558
2,993	Facebook, Inc. - Class A1	498,903
		888,461
	IT Services — 5.7%
2,564	Accenture PLC - Class A	393,702
5,377	Akamai Technologies, Inc.[1]	350,043
4,517	PayPal Holdings, Inc.[1]	400,929
		1,144,674
	Machinery — 2.3%
4,665	Ingersoll-Rand PLC	466,687
	Media — 2.4%
13,076	Comcast Corp. - Class A	478,189
	Metals & Mining — 1.8%
6,000	Nucor Corp.	367,440
	Multi-line Retail — 3.9%
5,992	Kohl’s Corp.	411,591
4,983	Target Corp.	363,759
		775,350
	Multi-Utilities — 2.0%
12,997	CenterPoint Energy, Inc.	401,867
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 4.8%
2,233	Chevron Corp.	$ 256,013
3,072	Phillips 66	293,100
4,676	Valero Energy Corp.	410,646
		959,759
	Pharmaceuticals — 2.5%
11,541	Pfizer, Inc.	489,915
	Real Estate Management & Development — 3.2%
9,640	CBRE Group, Inc. - Class A1	441,030
1,341	Jones Lang LaSalle, Inc.	192,313
		633,343
	Semiconductors & Semiconductor Equipment — 4.2%
9,305	Intel Corp.	438,451
3,321	Teradyne, Inc.	119,523
2,835	Texas Instruments, Inc.	285,428
		843,402
	Software — 4.6%
3,392	Microsoft Corp.	354,227
5,770	Oracle Corp.	289,827
1,759	VMware, Inc. - Class A	265,732
		909,786
	Specialty Retail — 2.0%
3,380	Best Buy Co., Inc.	200,231
2,215	Ross Stores, Inc.	204,046
		404,277
	Technology Hardware, Storage & Peripherals — 1.9%
6,057	NetApp, Inc.	386,255
	TOTAL COMMON STOCKS (Cost $18,309,317)	19,858,798
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$199,035	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $199,038, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $205,000, coupon rate of 2.625%, due 6/30/2023, market value of $206,476)	199,035
	TOTAL REPURCHASE AGREEMENT (Cost $199,035)	199,035
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.3%
463,676	State Street Navigator Securities Lending Government Money Market Portfolio	463,676
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $463,676)	463,676
TOTAL INVESTMENTS (Cost $18,972,028)	102.5%	$20,521,509
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(496,134)
NET ASSETS	100.0%	$20,025,375
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 1.1%
47,980	Expeditors International of Washington, Inc.	$ 3,325,014
	Airlines — 0.6%
33,700	Southwest Airlines Co.	1,912,812
	Banks — 6.8%
165,000	Bank of America Corp.	4,697,550
91,280	Citizens Financial Group, Inc.	3,096,217
46,900	East West Bancorp, Inc.	2,360,008
155,000	KeyCorp	2,552,850
172,620	Regions Financial Corp.	2,618,645
48,380	SunTrust Banks, Inc.	2,874,740
62,476	Zions Bancorp N.A.	2,973,233
		21,173,243
	Beverages — 1.1%
60,920	Monster Beverage Corp.[1]	3,487,061
	Biotechnology — 0.8%
142,120	Acorda Therapeutics, Inc.[1]	2,363,456
	Capital Markets — 1.5%
20,780	Intercontinental Exchange, Inc.	1,595,073
170,700	Waddell & Reed Financial, Inc. - Class A	2,922,384
		4,517,457
	Chemicals — 3.1%
38,060	CF Industries Holdings, Inc.	1,661,319
160,700	Huntsman Corp.	3,530,579
29,180	LyondellBasell Industries N.V. - Class A	2,537,785
57,152	PolyOne Corp.	1,850,010
		9,579,693
	Commercial Services & Supplies — 1.1%
64,540	Tetra Tech, Inc.	3,561,963
	Construction & Engineering — 2.5%
49,460	EMCOR Group, Inc.[2]	3,226,276
25,800	Jacobs Engineering Group, Inc.	1,671,840
158,860	KBR, Inc.	2,732,392
		7,630,508
	Consumer Finance — 2.8%
22,540	Discover Financial Services	1,521,225
311,100	SLM Corp.[1]	3,331,881
127,600	Synchrony Financial	3,833,104
		8,686,210
	Containers & Packaging — 0.8%
62,560	WestRock Co.	2,546,818
	Distributors — 1.0%
114,020	LKQ Corp.[1]	2,989,604
	Diversified Consumer Services — 0.5%
38,980	Service Corp. International	1,673,022
	Diversified Financial Services — 0.6%
41,080	Voya Financial, Inc.	1,907,344
	Diversified Telecommunication Services — 0.3%
33,160	AT&T, Inc.[2]	996,790
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.4%
88,240	Exelon Corp.	$ 4,214,342
	Electrical Equipment — 3.0%
44,940	AMETEK, Inc.	3,276,126
16,200	Eaton Corp. PLC	1,235,250
35,300	EnerSys	3,009,678
22,560	Regal Beloit Corp.	1,731,706
		9,252,760
	Electronic Equipment, Instruments & Components — 2.8%
69,180	Methode Electronics, Inc.	1,781,385
16,940	Tech Data Corp.[1]	1,619,972
50,000	Trimble, Inc.[1]	1,883,000
183,120	Vishay Intertechnology, Inc.	3,570,840
		8,855,197
	Equity Real Estate Investment Trusts — 6.2%
200,000	Brixmor Property Group, Inc.	3,426,000
39,760	EPR Properties[2]	2,904,865
47,380	Gaming and Leisure Properties, Inc.	1,776,750
119,980	Hospitality Properties Trust	3,198,667
180,220	Host Hotels & Resorts, Inc.	3,254,773
44,520	Omega Healthcare Investors, Inc.	1,789,259
98,960	Park Hotels & Resorts, Inc.	2,975,727
		19,326,041
	Food & Staples Retailing — 1.9%
38,480	Sysco Corp.	2,456,948
35,360	Walmart, Inc.	3,388,549
		5,845,497
	Food Products — 1.7%
37,700	Archer-Daniels-Midland Co.	1,692,730
77,720	General Mills, Inc.	3,453,877
		5,146,607
	Health Care Equipment & Supplies — 1.0%
66,820	Globus Medical, Inc. - Class A1	3,010,241
	Health Care Providers & Services — 9.5%
49,960	Amedisys, Inc.[1,2]	6,552,753
43,220	AMN Healthcare Services, Inc.[1,2]	2,800,224
66,750	Cardinal Health, Inc.	3,335,497
23,960	Centene Corp.[1,2]	3,128,457
45,660	CVS Health Corp.	2,993,013
36,520	Molina Healthcare, Inc.[1]	4,856,430
21,120	WellCare Health Plans, Inc.[1,2]	5,839,258
		29,505,632
	Hotels, Restaurants & Leisure — 2.5%
84,120	Bloomin’ Brands, Inc.[2]	1,550,332
44,720	Hilton Worldwide Holdings, Inc.	3,330,746
22,740	Hyatt Hotels Corp. - Class A	1,589,753
33,900	Wyndham Destinations, Inc.[2]	1,428,546
		7,899,377
	Household Products — 1.0%
48,020	Church & Dwight Co., Inc.	3,102,572
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Independent Power & Renewable Electricity Producer — 0.7%
130,000	AES Corp.[2]	$ 2,130,700
	Insurance — 5.9%
36,500	Aflac, Inc.	1,741,050
63,700	CNA Financial Corp.	2,921,282
29,700	Lincoln National Corp.	1,737,153
76,960	MetLife, Inc.	3,514,763
142,040	Old Republic International Corp.	2,862,106
24,900	Prudential Financial, Inc.	2,294,286
90,540	Unum Group[2]	3,147,170
		18,217,810
	Interactive Media & Service — 0.6%
30,120	TripAdvisor, Inc.[1,2]	1,728,286
	IT Services — 6.2%
28,240	Akamai Technologies, Inc.[1]	1,838,424
49,032	Amdocs, Ltd.	2,739,908
40,580	Cognizant Technology Solutions Corp. - Class A	2,827,614
198,375	Conduent, Inc.[1,2]	2,529,281
18,700	Euronet Worldwide, Inc.[1]	2,150,687
19,460	FleetCor Technologies, Inc.[1,2]	3,927,223
118,900	Sykes Enterprises, Inc.[1]	3,278,073
		19,291,210
	Life Sciences Tools & Services — 3.3%
52,540	Agilent Technologies, Inc.	3,995,667
30,000	Medpace Holdings, Inc.[1,3]	1,932,000
17,780	Thermo Fisher Scientific, Inc.	4,368,012
		10,295,679
	Machinery — 3.3%
47,480	AGCO Corp.[2]	3,048,216
0	Crane Co.[2]	0
36,080	Ingersoll-Rand PLC	3,609,443
21,340	Snap-on, Inc.	3,542,227
		10,199,886
	Media — 3.4%
76,280	Comcast Corp. - Class A	2,789,560
113,420	Interpublic Group of Cos., Inc. (The)	2,580,305
129,160	News Corp. - Class A	1,657,123
44,580	Omnicom Group, Inc.	3,471,890
		10,498,878
	Metals & Mining — 0.9%
75,192	Steel Dynamics, Inc.	2,751,275
	Multi-line Retail — 0.5%
22,800	Target Corp.	1,664,400
	Multi-Utilities — 1.7%
24,140	Ameren Corp.	1,673,868
31,760	DTE Energy Co.	3,739,740
		5,413,608
	Oil, Gas & Consumable Fuels — 3.9%
48,620	Marathon Petroleum Corp.	3,221,561
75,440	PBF Energy, Inc. - Class A	2,762,613
293,900	Range Resources Corp.[3]	3,241,717
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
33,460	Valero Energy Corp.	$ 2,938,457
		12,164,348
	Paper & Forest Products — 1.3%
85,680	Domtar Corp.	4,018,392
	Pharmaceuticals — 0.8%
65,940	Supernus Pharmaceuticals, Inc.[1]	2,514,292
	Professional Services — 2.5%
33,700	Exponent, Inc.	1,683,652
56,300	Korn Ferry	2,567,280
53,980	Robert Half International, Inc.	3,477,931
		7,728,863
	Real Estate Management & Development — 1.1%
72,780	CBRE Group, Inc. - Class A1	3,329,685
	Semiconductors & Semiconductor Equipment — 3.4%
54,260	Intel Corp.	2,556,731
74,060	Micron Technology, Inc.[1,2]	2,830,573
180,140	ON Semiconductor Corp.[1]	3,610,006
39,680	Teradyne, Inc.	1,428,083
		10,425,393
	Software — 2.6%
86,049	Cadence Design Systems, Inc.[1]	4,132,934
38,080	Microsoft Corp.	3,976,694
		8,109,628
	Specialty Retail — 1.6%
59,980	Best Buy Co., Inc.[2]	3,553,215
28,200	TJX Cos., Inc. (The)	1,402,386
		4,955,601
	TOTAL COMMON STOCKS (Cost $271,123,496)	307,947,195
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.8%
5,484,300	State Street Navigator Securities Lending Government Money Market Portfolio	5,484,300
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,484,300)	5,484,300
TOTAL LONG INVESTMENTS (Cost $276,607,796)	101.1%	$ 313,431,495
COMMON STOCKS SOLD SHORT* — (69.2)%
	Aerospace & Defense — (1.2)%
(9,460)	TransDigm Group, Inc.[1]	(3,698,860)
	Air Freight & Logistics — (0.7)%
(11,500)	FedEx Corp.	(2,042,055)
	Banks — (2.8)%
(71,500)	Ameris Bancorp	(2,713,425)
(30,140)	First Republic Bank	(2,912,428)
(318,580)	Valley National Bancorp	(3,220,844)
		(8,846,697)
	Beverages — (2.0)%
(51,160)	Brown-Forman Corp. - Class B	(2,417,310)
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (Continued)
(77,500)	Coca-Cola Co. (The)	$ (3,730,075)
		(6,147,385)
	Building Products — (1.1)%
(14,600)	Lennox International, Inc.	(3,347,488)
	Capital Markets — (5.6)%
(15,840)	FactSet Research Systems, Inc.	(3,463,099)
(18,140)	Goldman Sachs Group, Inc. (The)	(3,591,902)
(16,620)	MarketAxess Holdings, Inc.	(3,569,477)
(21,240)	Moody’s Corp.	(3,366,752)
(18,040)	S&P Global, Inc.	(3,457,366)
		(17,448,596)
	Chemicals — (1.6)%
(56,280)	DowDuPont, Inc.	(3,028,427)
(11,340)	Ecolab, Inc.	(1,793,648)
		(4,822,075)
	Commercial Services & Supplies — (2.5)%
(129,400)	Covanta Holding Corp.	(2,083,340)
(46,530)	Rollins, Inc.	(1,732,777)
(40,200)	Waste Management, Inc.	(3,845,934)
		(7,662,051)
	Communications Equipment — (1.0)%
(25,640)	Motorola Solutions, Inc.	(2,997,572)
	Construction Materials — (1.7)%
(12,920)	Martin Marietta Materials, Inc.	(2,282,706)
(29,600)	Vulcan Materials Co.	(3,008,840)
		(5,291,546)
	Electric Utilities — (0.5)%
(28,340)	El Paso Electric Co.	(1,488,417)
	Equity Real Estate Investment Trusts — (5.9)%
(75,260)	Acadia Realty Trust	(2,162,220)
(29,940)	Digital Realty Trust, Inc.	(3,243,700)
(3,915)	Equinix, Inc.	(1,542,510)
(48,040)	Kilroy Realty Corp.	(3,384,898)
(13,300)	Public Storage	(2,826,516)
(20,660)	SBA Communications Corp.[1]	(3,771,070)
(17,920)	Vornado Realty Trust	(1,252,787)
		(18,183,701)
	Food & Staples Retailing — (0.7)%
(38,107)	PriceSmart, Inc.	(2,334,054)
	Health Care Equipment & Supplies — (6.8)%
(23,840)	Baxter International, Inc.	(1,728,162)
(14,960)	Becton Dickinson & Co.	(3,731,921)
(6,340)	Cooper Cos., Inc. (The)	(1,767,338)
(49,440)	DENTSPLY SIRONA, Inc.	(2,074,008)
(15,380)	IDEXX Laboratories, Inc.[1]	(3,272,556)
(25,180)	Medtronic PLC	(2,225,660)
(28,880)	ResMed, Inc.	(2,748,510)
(20,780)	Stryker Corp.	(3,689,905)
		(21,238,060)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Providers & Services — (0.8)%
(67,700)	MEDNAX, Inc.[1]	$ (2,444,647)
	Hotels, Restaurants & Leisure — (0.7)%
(28,400)	Jack in the Box, Inc.	(2,298,980)
	Household Durables — (1.9)%
(22,380)	Mohawk Industries, Inc.[1]	(2,882,320)
(21,980)	Whirlpool Corp.	(2,923,560)
		(5,805,880)
	Household Products — (0.9)%
(40,920)	Colgate-Palmolive Co.	(2,646,706)
	Industrial Conglomerates — (2.3)%
(16,480)	3M Co.	(3,300,944)
(365,980)	General Electric Co.	(3,718,357)
		(7,019,301)
	Insurance — (3.0)%
(61,160)	American International Group, Inc.	(2,643,947)
(2,900)	Markel Corp.[1]	(3,055,179)
(70,780)	Mercury General Corp.	(3,659,326)
		(9,358,452)
	IT Services — (2.1)%
(42,710)	Fiserv, Inc.[1]	(3,541,940)
(21,600)	Gartner, Inc.[1]	(2,935,224)
		(6,477,164)
	Leisure Product — (1.1)%
(37,940)	Hasbro, Inc.	(3,435,846)
	Life Sciences Tools & Services — (1.3)%
(17,480)	Waters Corp.[1]	(4,041,726)
	Machinery — (1.1)%
(21,360)	Deere & Co.	(3,503,040)
	Media — (1.5)%
(52,660)	John Wiley & Sons, Inc. - Class A	(2,726,735)
(69,500)	New York Times Co. (The) - Class A	(1,786,845)
		(4,513,580)
	Multi-line Retail — (0.7)%
(23,700)	Dollar Tree, Inc.[1]	(2,294,871)
	Multi-Utilities — (1.1)%
(128,700)	NiSource, Inc.	(3,510,936)
	Oil, Gas & Consumable Fuels — (2.6)%
(61,140)	Anadarko Petroleum Corp.	(2,893,756)
(25,500)	Cheniere Energy, Inc.[1]	(1,674,075)
(194,180)	Kinder Morgan, Inc.	(3,514,658)
		(8,082,489)
	Pharmaceuticals — (2.2)%
(27,580)	Johnson & Johnson	(3,670,346)
(56,440)	Mylan N.V.[1]	(1,690,378)
(31,100)	Perrigo Co. PLC	(1,444,595)
		(6,805,319)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Professional Services — (1.1)%
(32,420)	Equifax, Inc.	$ (3,469,588)
	Road & Rail — (1.0)%
(28,420)	JB Hunt Transport Services, Inc.	(3,042,077)
	Semiconductors & Semiconductor Equipment — (2.4)%
(189,120)	Advanced Micro Devices, Inc.[1]	(4,616,419)
(55,200)	QUALCOMM, Inc.	(2,733,504)
		(7,349,923)
	Software — (4.7)%
(27,360)	Autodesk, Inc.[1]	(4,027,392)
(16,800)	Fair Isaac Corp.[1]	(3,783,360)
(41,960)	PTC, Inc.[1]	(3,557,788)
(17,400)	Tyler Technologies, Inc.[1]	(3,291,906)
		(14,660,446)
	Specialty Retail — (0.8)%
(15,460)	CarMax, Inc.[1]	(908,739)
(60,820)	L Brands, Inc.	(1,693,229)
		(2,601,968)
	Thrifts & Mortgage Finance — (0.7)%
(70,480)	Flagstar Bancorp, Inc.[1]	(2,174,308)
	Water Utilities — (1.1)%
(23,480)	American States Water Co.	(1,590,066)
(40,020)	California Water Service Group	(1,981,790)
		(3,571,856)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(222,601,523))	(214,657,660)
TOTAL SHORT INVESTMENTS (Proceeds $(222,601,523))	(69.2)%	$(214,657,660)
TOTAL INVESTMENTS (Cost $54,006,273)	31.9%	$ 98,773,835
OTHER ASSETS IN EXCESS OF LIABILITIES	68.1	211,322,770
NET ASSETS	100.0%	$ 310,096,605

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $49,336,598.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 129.2%
	Air Freight & Logistics — 1.8%
5,000	CH Robinson Worldwide, Inc.	$ 433,850
15,340	Expeditors International of Washington, Inc.	1,063,062
		1,496,912
	Airlines — 1.2%
10,380	SkyWest, Inc.	528,861
7,880	Southwest Airlines Co.	447,269
		976,130
	Banks — 10.0%
36,300	Bank of America Corp.	1,033,461
20,480	Citizens Financial Group, Inc.	694,682
4,780	Comerica, Inc.	376,377
5,960	East West Bancorp, Inc.	299,907
48,380	Fifth Third Bancorp[1]	1,297,552
10,097	JPMorgan Chase & Co.	1,045,039
62,060	KeyCorp	1,022,128
24,700	SunTrust Banks, Inc.[1]	1,467,674
19,080	Zions Bancorp N.A.	908,017
		8,144,837
	Beverages — 1.4%
20,440	Monster Beverage Corp.[2]	1,169,986
	Biotechnology — 3.2%
22,700	Emergent BioSolutions, Inc.[1,2]	1,416,253
16,860	Gilead Sciences, Inc.	1,180,369
		2,596,622
	Building Products — 0.0%
1,226	Resideo Technologies, Inc.[2]	26,886
	Capital Markets — 2.9%
7,660	CME Group, Inc.[1]	1,396,265
12,860	Intercontinental Exchange, Inc.	987,133
		2,383,398
	Chemicals — 2.1%
51,980	Huntsman Corp.	1,142,001
6,800	LyondellBasell Industries N.V. - Class A	591,396
		1,733,397
	Commercial Services & Supplies — 0.9%
21,760	Herman Miller, Inc.	744,845
	Communications Equipment — 2.4%
42,100	Cisco Systems, Inc.[1]	1,990,909
	Construction & Engineering — 1.6%
20,340	EMCOR Group, Inc.[1]	1,326,778
	Consumer Finance — 2.4%
53,800	SLM Corp.[2]	576,198
44,940	Synchrony Financial[1]	1,349,998
		1,926,196
	Containers & Packaging — 2.0%
15,560	Avery Dennison Corp.[1]	1,625,242
	Diversified Telecommunication Services — 1.1%
26,800	CenturyLink, Inc.	410,576
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — (Continued)
8,700	Verizon Communications, Inc.	$ 479,022
		889,598
	Electric Utilities — 2.2%
29,220	Exelon Corp.[1]	1,395,547
10,640	Hawaiian Electric Industries, Inc.	395,702
		1,791,249
	Electrical Equipment — 1.4%
16,080	AMETEK, Inc.	1,172,232
	Electronic Equipment, Instruments & Components — 2.1%
17,520	Tech Data Corp.[1,2]	1,675,438
	Entertainment — 1.2%
32,500	Viacom, Inc. - Class B	956,150
	Equity Real Estate Investment Trusts — 5.6%
6,680	EPR Properties	488,041
19,300	Gaming and Leisure Properties, Inc.	723,750
30,880	Hospitality Properties Trust	823,261
60,780	Host Hotels & Resorts, Inc.[1]	1,097,686
6,200	National Health Investors, Inc. REIT	516,212
17,200	Omega Healthcare Investors, Inc.	691,268
8,760	Park Hotels & Resorts, Inc.	263,413
		4,603,631
	Food & Staples Retailing — 1.7%
7,780	Sysco Corp.	496,753
9,620	Walmart, Inc.	921,885
		1,418,638
	Food Products — 1.6%
28,920	General Mills, Inc.[1]	1,285,205
	Health Care Providers & Services — 10.2%
10,640	Amedisys, Inc.[1,2]	1,395,542
3,640	Anthem, Inc.	1,102,920
16,500	Cardinal Health, Inc.	824,505
2,640	Centene Corp.[2]	344,705
15,380	CVS Health Corp.	1,008,159
13,380	Molina Healthcare, Inc.[1,2]	1,779,272
6,700	WellCare Health Plans, Inc.[1,2]	1,852,416
		8,307,519
	Hotels, Restaurants & Leisure — 3.9%
16,550	Hilton Worldwide Holdings, Inc.	1,232,644
17,620	Starbucks Corp.	1,200,627
15,340	Wyndham Hotels & Resorts, Inc.	753,040
		3,186,311
	Household Durables — 1.3%
37,540	PulteGroup, Inc.	1,043,987
	Household Products — 2.1%
20,900	Church & Dwight Co., Inc.[1]	1,350,349
8,060	Energizer Holdings, Inc.	382,044
		1,732,393
	Independent Power & Renewable Electricity Producer — 1.5%
72,300	AES Corp.	1,184,997
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 5.0%
26,960	Aflac, Inc.[1]	$ 1,285,992
26,380	MetLife, Inc.	1,204,775
31,640	Old Republic International Corp.	637,546
27,420	Unum Group	953,119
		4,081,432
	Internet & Direct Marketing Retail — 0.6%
24,160	Qurate Retail, Inc.[2]	525,480
	IT Services — 8.7%
6,160	Akamai Technologies, Inc.[2]	401,016
20,120	Amdocs, Ltd.[1]	1,124,306
16,920	Cognizant Technology Solutions Corp. - Class A	1,178,985
43,500	Conduent, Inc.[2]	554,625
4,920	FleetCor Technologies, Inc.[2]	992,905
49,500	Genpact, Ltd.[1]	1,476,585
8,080	ManTech International Corp. - Class A	455,470
7,640	MAXIMUS, Inc.	535,793
2,800	Visa, Inc. - Class A	378,028
		7,097,713
	Life Sciences Tools & Services — 1.4%
18,000	Medpace Holdings, Inc.[2]	1,159,200
	Machinery — 6.0%
8,960	AGCO Corp.	575,232
9,020	Crane Co.	746,495
9,160	IDEX Corp.[1]	1,262,798
11,660	Ingersoll-Rand PLC	1,166,466
5,020	Snap-on, Inc.	833,270
11,300	Terex Corp.	347,023
		4,931,284
	Media — 6.1%
7,860	AMC Networks, Inc. - Class A2	494,708
35,320	Comcast Corp. - Class A1	1,291,653
36,720	Discovery, Inc. - Class A2	1,042,114
51,840	Interpublic Group of Cos., Inc. (The)	1,179,360
74,480	News Corp. - Class A	955,578
		4,963,413
	Metals & Mining — 1.9%
11,320	Nucor Corp.	693,237
24,520	Steel Dynamics, Inc.	897,187
		1,590,424
	Mortgage Real Estate Investment Trust — 0.7%
76,400	MFA Financial, Inc.	560,012
	Multi-line Retail — 2.1%
14,910	Kohl’s Corp.	1,024,168
9,840	Target Corp.	718,320
		1,742,488
	Multi-Utilities — 2.2%
8,540	DTE Energy Co.	1,005,585
30,080	MDU Resources Group, Inc.	773,357
		1,778,942
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 4.8%
5,480	ConocoPhillips	$ 370,941
16,740	Marathon Petroleum Corp.	1,109,192
11,080	PBF Energy, Inc. - Class A	405,750
69,440	Range Resources Corp.[3]	765,923
14,300	Valero Energy Corp.[1]	1,255,826
		3,907,632
	Paper & Forest Products — 1.4%
24,800	Domtar Corp.	1,163,120
	Pharmaceuticals — 1.6%
31,235	Pfizer, Inc.[1]	1,325,926
	Professional Services — 1.5%
18,920	Robert Half International, Inc.	1,219,016
	Real Estate Management & Development — 1.4%
25,320	CBRE Group, Inc. - Class A2	1,158,390
	Road & Rail — 1.0%
8,320	Landstar System, Inc.	845,146
	Semiconductors & Semiconductor Equipment — 4.6%
9,000	Intel Corp.	424,080
18,320	Micron Technology, Inc.[2]	700,190
38,880	ON Semiconductor Corp.[2]	779,155
22,660	Teradyne, Inc.	815,533
9,980	Texas Instruments, Inc.	1,004,787
		3,723,745
	Software — 1.0%
15,100	SS&C Technologies Holdings, Inc.	777,499
	Specialty Retail — 4.7%
14,760	Best Buy Co., Inc.	874,382
6,300	Home Depot, Inc. (The)[1]	1,156,239
12,220	Ross Stores, Inc.	1,125,706
13,560	TJX Cos., Inc. (The)	674,339
		3,830,666
	Technology Hardware, Storage & Peripherals — 2.8%
53,680	Hewlett Packard Enterprise Co.	836,871
19,400	HP, Inc.	427,382
16,660	NetApp, Inc.	1,062,408
		2,326,661
	Trading Companies & Distributors — 1.4%
22,180	WESCO International, Inc.[2]	1,162,232
	Wireless Telecommunication Services — 0.5%
10,620	Telephone & Data Systems, Inc.	384,656
	TOTAL COMMON STOCKS (Cost $88,245,087)	105,644,563
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.2%
$141,110
With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $141,112, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $150,000, coupon rate of 2.125%, due 9/30/2024, market value of $147,775)
		$ 141,110
	TOTAL REPURCHASE AGREEMENT (Cost $141,110)	141,110
TOTAL LONG INVESTMENTS (Cost $88,386,197)	129.4%	$105,785,673
Shares
COMMON STOCKS SOLD SHORT* — (29.4)%
	Aerospace & Defense — (0.5)%
(1,000)	TransDigm Group, Inc.[2]	(391,000)
	Air Freight & Logistics — (0.7)%
(1,400)	FedEx Corp.	(248,598)
(3,420)	United Parcel Service, Inc. - Class B	(360,468)
		(609,066)
	Banks — (2.8)%
(7,540)	Ameris Bancorp	(286,143)
(8,840)	Columbia Banking System, Inc.	(324,870)
(14,360)	CVB Financial Corp.	(314,628)
(3,480)	First Republic Bank	(336,272)
(2,920)	Signature Bank	(371,745)
(8,960)	Union Bankshares Corp.	(282,778)
(36,820)	Valley National Bancorp	(372,250)
		(2,288,686)
	Beverages — (0.4)%
(7,480)	Brown-Forman Corp. - Class B	(353,430)
	Capital Markets — (2.0)%
(840)	BlackRock, Inc.	(348,667)
(1,560)	FactSet Research Systems, Inc.	(341,063)
(1,020)	Goldman Sachs Group, Inc. (The)	(201,970)
(2,400)	Moody’s Corp.	(380,424)
(1,780)	S&P Global, Inc.	(341,137)
		(1,613,261)
	Chemicals — (1.2)%
(6,180)	DowDuPont, Inc.	(332,546)
(4,080)	FMC Corp.	(325,584)
(2,000)	International Flavors & Fragrances, Inc.	(283,560)
		(941,690)
	Commercial Services & Supplies — (1.0)%
(6,320)	HNI Corp.	(245,658)
(9,390)	Rollins, Inc.	(349,684)
(4,680)	Stericycle, Inc.[2]	(206,294)
		(801,636)
	Communications Equipment — (0.4)%
(2,980)	Motorola Solutions, Inc.	(348,392)
	Construction Materials — (1.1)%
(3,420)	Eagle Materials, Inc.	(242,820)
(2,080)	Martin Marietta Materials, Inc.	(367,494)
(2,420)	Vulcan Materials Co.	(245,993)
		(856,307)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Distributors — (0.2)%
(880)	Pool Corp.	$ (131,921)
	Electronic Equipment, Instruments & Components — (0.8)%
(6,600)	Cognex Corp.	(300,300)
(5,440)	Dolby Laboratories, Inc. - Class A	(351,587)
		(651,887)
	Equity Real Estate Investment Trusts — (3.2)%
(8,120)	Acadia Realty Trust	(233,288)
(3,000)	Digital Realty Trust, Inc.	(325,020)
(11,460)	Healthcare Realty Trust, Inc.	(370,043)
(5,200)	Kilroy Realty Corp.	(366,392)
(5,740)	Prologis, Inc.	(396,979)
(1,220)	Public Storage	(259,274)
(3,360)	Realty Income Corp.	(230,798)
(3,500)	Ventas, Inc.	(225,715)
(2,900)	Vornado Realty Trust	(202,739)
		(2,610,248)
	Food & Staples Retailing — (0.3)%
(4,520)	PriceSmart, Inc.	(276,850)
	Health Care Equipment & Supplies — (1.6)%
(1,520)	Becton Dickinson & Co.	(379,179)
(5,920)	DENTSPLY SIRONA, Inc.	(248,344)
(3,280)	ResMed, Inc.	(312,158)
(1,400)	Teleflex, Inc.	(382,900)
		(1,322,581)
	Hotels, Restaurants & Leisure — (0.7)%
(700)	Chipotle Mexican Grill, Inc.[2]	(370,727)
(2,940)	Jack in the Box, Inc.	(237,993)
		(608,720)
	Household Durables — (1.3)%
(9,920)	Leggett & Platt, Inc.	(406,323)
(2,940)	Mohawk Industries, Inc.[2]	(378,643)
(2,300)	Whirlpool Corp.	(305,923)
		(1,090,889)
	Household Products — (0.5)%
(5,840)	Colgate-Palmolive Co.	(377,731)
	Industrial Conglomerates — (0.6)%
(1,660)	3M Co.	(332,498)
(17,580)	General Electric Co.	(178,613)
		(511,111)
	Insurance — (0.9)%
(3,940)	American International Group, Inc.	(170,326)
(300)	Markel Corp.[2]	(316,053)
(4,120)	Mercury General Corp.	(213,004)
		(699,383)
	Leisure Product — (0.7)%
(2,940)	Hasbro, Inc.	(266,247)
(3,340)	Polaris Industries, Inc.	(280,159)
		(546,406)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Life Sciences Tools & Services — (0.5)%
(1,820)	Waters Corp.[2]	$ (420,820)
	Machinery — (0.4)%
(2,580)	Illinois Tool Works, Inc.	(354,260)
	Multi-line Retail — (0.7)%
(8,540)	Big Lots, Inc.	(269,352)
(3,000)	Dollar Tree, Inc.[2]	(290,490)
		(559,842)
	Multi-Utilities — (1.3)%
(6,220)	CMS Energy Corp.	(324,311)
(4,820)	Consolidated Edison, Inc.	(374,273)
(14,240)	NiSource, Inc.	(388,467)
		(1,087,051)
	Oil, Gas & Consumable Fuels — (0.0)%
(40)	Williams Cos., Inc. (The)	(1,077)
	Professional Services — (0.7)%
(800)	CoStar Group, Inc.[2]	(312,592)
(2,100)	Equifax, Inc.	(224,742)
		(537,334)
	Road & Rail — (1.6)%
(880)	AMERCO	(319,141)
(3,180)	JB Hunt Transport Services, Inc.	(340,387)
(3,220)	Kansas City Southern	(340,515)
(10,200)	Knight-Swift Transportation Holdings, Inc.	(323,850)
		(1,323,893)
	Semiconductors & Semiconductor Equipment — (0.8)%
(14,680)	Advanced Micro Devices, Inc.[2]	(358,338)
(6,040)	QUALCOMM, Inc.	(299,101)
		(657,439)
	Software — (0.4)%
(1,680)	Intuit, Inc.	(362,578)
	Specialty Retail — (0.8)%
(5,080)	CarMax, Inc.[2]	(298,602)
(13,560)	L Brands, Inc.	(377,511)
		(676,113)
	Thrifts & Mortgage Finance — (0.4)%
(9,680)	Flagstar Bancorp, Inc.[2]	(298,628)
	Water Utilities — (0.9)%
(4,760)	American States Water Co.	(322,347)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(8,060)	California Water Service Group	$ (399,131)
		(721,478)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(26,264,889))		(24,031,708)
TOTAL SHORT INVESTMENTS (Proceeds $(26,264,889))	(29.4)%	$ (24,031,708)
TOTAL INVESTMENTS (Cost $62,121,308)	100.0%	$ 81,753,965
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(13,803)
NET ASSETS	100.0%	$ 81,740,162

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $29,832,732.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.2%
	Aerospace & Defense — 8.7%
25,089	Boeing Co. (The)	$ 9,674,820
34,156	Raytheon Co.	5,627,543
38,022	United Technologies Corp.	4,489,257
		19,791,620
	Banks — 6.5%
52,306	JPMorgan Chase & Co.	5,413,671
37,393	PNC Financial Services Group, Inc. (The)	4,587,000
97,119	Wells Fargo & Co.	4,750,090
		14,750,761
	Beverages — 1.9%
38,536	PepsiCo, Inc.	4,341,851
	Biotechnology — 4.5%
17,482	Biogen, Inc.[1]	5,835,142
62,856	Gilead Sciences, Inc.	4,400,548
		10,235,690
	Capital Markets — 3.2%
202,581	Invesco, Ltd.	3,691,026
39,447	Northern Trust Corp.	3,489,481
		7,180,507
	Communications Equipment — 3.3%
157,680	Cisco Systems, Inc.	7,456,687
	Consumer Finance — 1.9%
64,894	Discover Financial Services	4,379,696
	Electrical Equipment — 3.0%
92,925	AMETEK, Inc.	6,774,232
	Electronic Equipment, Instruments & Components — 2.1%
54,362	Amphenol Corp. - Class A	4,779,507
	Energy Equipment & Services — 1.9%
135,038	Halliburton Co.	4,234,792
	Food & Staples Retailing — 2.0%
48,205	Walmart, Inc.	4,619,485
	Food Products — 1.3%
83,178	Campbell Soup Co.[2]	2,946,997
	Health Care Equipment & Supplies — 5.2%
77,240	Abbott Laboratories	5,636,975
164,881	Smith & Nephew PLC, Sponsored ADR	6,275,371
		11,912,346
	Health Care Providers & Services — 2.0%
32,286	Laboratory Corp. of America Holdings[1]	4,499,054
	Household Products — 2.2%
78,813	Colgate-Palmolive Co.	5,097,625
	Insurance — 2.0%
33,472	Chubb, Ltd.	4,453,450
	Interactive Media & Service — 3.6%
7,408	Alphabet, Inc. - Class C1	8,270,069
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Catalog Retail — 2.6%
3,165	Booking Holdings, Inc.[1]	$ 5,800,844
	IT Services — 12.4%
30,429	Accenture PLC - Class A	4,672,373
72,062	Cognizant Technology Solutions Corp. - Class A	5,021,280
23,395	Gartner, Inc.[1]	3,179,147
57,308	Global Payments, Inc.	6,434,542
41,749	Mastercard, Inc. - Class A	8,814,466
		28,121,808
	Life Sciences Tools & Services — 2.5%
24,157	Waters Corp.[1]	5,585,582
	Machinery — 1.7%
23,568	Parker-Hannifin Corp.	3,884,242
	Media — 2.1%
60,126	Omnicom Group, Inc.	4,682,613
	Multi-line Retail — 4.4%
46,370	Dollar General Corp.	5,352,489
48,045	Dollar Tree, Inc.[1]	4,652,197
		10,004,686
	Oil, Gas & Consumable Fuels — 2.2%
43,605	Chevron Corp.	4,999,313
	Pharmaceuticals — 3.0%
57,122	Eli Lilly & Co.	6,846,643
	Software — 3.2%
144,744	Oracle Corp.	7,270,491
	Specialty Retail — 2.6%
32,201	Home Depot, Inc. (The)	5,909,850
	Technology Hardware, Storage & Peripherals — 3.6%
49,602	Apple, Inc.	8,255,757
	Textiles, Apparel & Luxury Goods — 1.6%
44,708	Carter’s, Inc.	3,706,293
	TOTAL COMMON STOCKS (Cost $135,940,741)	220,792,491
Face Amount
REPURCHASE AGREEMENT* — 2.8%
$6,463,178	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $6,463,268, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $6,550,000, coupon rate of 2.625%, due 6/30/2023, market value of $6,597,160)	6,463,178
	TOTAL REPURCHASE AGREEMENT (Cost $6,463,178)	6,463,178
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
2,933,073	State Street Navigator Securities Lending Government Money Market Portfolio	$ 2,933,073
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,933,073)		2,933,073
TOTAL INVESTMENTS (Cost $145,336,992)	101.3%	$230,188,742
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(2,994,335)
NET ASSETS	100.0%	$227,194,407

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.2%
	Advertising — 1.4%
1,962,554	Outfront Media, Inc.	$ 40,722,995
	Aerospace & Defense — 0.8%
666,169	AAR Corp.	25,101,248
	Airlines — 1.0%
585,804	Atlas Air Worldwide Holdings, Inc.[1]	31,176,489
	Automotive — 1.5%
1,517,197	American Axle & Manufacturing Holdings, Inc.[1]	22,424,171
272,813	LCI Industries	22,490,704
		44,914,875
	Banking — 11.8%
824,779	Chemical Financial Corp.	36,669,674
1,210,734	First Midwest Bancorp, Inc.	26,660,363
4,170,426	FNB Corp.	48,585,463
2,184,609	Home BancShares, Inc.	40,000,191
599,551	IBERIABANK Corp.	44,300,823
573,117	LegacyTexas Financial Group, Inc.	22,832,981
1,672,823	Umpqua Holdings Corp.	29,575,511
1,108,165	United Community Banks, Inc.	28,502,004
850,158	Western Alliance Bancorp[1]	37,644,996
531,877	Wintrust Financial Corp.	37,837,730
		352,609,736
	Beverages, Food & Tobacco — 0.9%
2,330,531	Hostess Brands, Inc.[1]	26,777,801
	Building Materials — 2.5%
2,334,761	Builders FirstSource, Inc.[1]	30,865,541
481,121	EMCOR Group, Inc.	31,383,523
315,109	US Concrete, Inc.[1,2]	11,217,880
		73,466,944
	Commercial Services — 6.8%
716,926	Aaron’s, Inc.	35,889,316
486,408	AMN Healthcare Services, Inc.[1]	31,514,374
357,404	ASGN, Inc.[1]	22,512,878
764,509	Etsy, Inc.[1]	41,780,417
497,316	HealthEquity, Inc.[1]	31,002,679
676,510	Syneos Health, Inc.[1]	34,529,070
161,395	Yelp, Inc.[1,2]	5,878,006
		203,106,740
	Communications — 2.0%
643,964	NETGEAR, Inc.[1]	25,507,414
802,574	Vocera Communications, Inc.[1]	32,761,071
		58,268,485
	Computer Software & Processing — 3.6%
1,275,236	Arlo Technologies, Inc.[1]	9,168,947
289,731	CACI International, Inc. - Class A1	48,437,228
1,050,008	Verint Systems, Inc.[1]	50,788,887
		108,395,062
	Computers & Information — 0.8%
1,368,289	FireEye, Inc.[1,2]	24,191,350
	Diversified Financial Services — 1.1%
1,057,410	Blucora, Inc.[1]	31,204,169
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 2.1%
165,938	ALLETE, Inc.	$ 12,767,270
167,391	IDACORP, Inc.	16,320,622
586,863	Ormat Technologies, Inc.	33,867,864
		62,955,756
	Electrical Equipment — 2.0%
499,098	Energizer Holdings, Inc.	23,657,245
426,136	EnerSys	36,332,356
		59,989,601
	Electronics — 5.6%
980,219	Diodes, Inc.[1]	32,964,765
928,406	Finisar Corp.[1]	21,149,089
1,899,291	MaxLinear, Inc.[1]	37,264,090
425,148	Mercury Systems, Inc.[1]	24,926,427
2,368,880	TTM Technologies, Inc.[1]	27,194,742
1,051,065	Xperi Corp.	22,524,323
		166,023,436
	Entertainment & Leisure — 1.2%
2,121,164	Callaway Golf Co.	34,553,762
	Financial Services — 4.9%
395,472	Evercore, Inc. - Class A	35,374,970
1,016,172	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,955,326
1,611,494	Hudson Pacific Properties, Inc.	52,325,210
1,143,062	Pebblebrook Hotel Trust	36,635,137
		147,290,643
	Forest Products & Paper — 3.9%
631,273	Beacon Roofing Supply, Inc.[1]	22,934,148
636,560	Boise Cascade Co.	17,486,303
3,459,846	Graphic Packaging Holding Co.[2]	41,760,341
573,117	Masonite International Corp.[1]	32,782,293
		114,963,085
	Health Care Providers — 1.2%
1,651,675	Tivity Health, Inc.[1]	36,766,285
	Heavy Construction — 3.7%
762,393	Granite Construction, Inc.	32,950,626
923,382	MasTec, Inc.[1,2]	40,979,693
2,665,732	TRI Pointe Group, Inc.[1]	35,854,095
		109,784,414
	Heavy Machinery — 4.2%
1,076,443	Brooks Automation, Inc.	33,509,671
484,302	Dycom Industries, Inc.[1]	28,113,731
766,623	Entegris, Inc.	25,336,890
1,419,045	Rexnord Corp.[1]	37,108,027
		124,068,319
	Home Construction, Furnishings & Appliances — 0.8%
193,511	Helen of Troy, Ltd.[1]	22,455,016
	Household Products — 1.5%
580,518	Apogee Enterprises, Inc.	19,778,248
1,479,316	Ferro Corp.[1]	24,660,198
		44,438,446
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Industrial - Diversified — 0.8%
549,854	Hillenbrand, Inc.	$ 23,313,810
	Insurance — 1.7%
2,584,310	Radian Group, Inc.	49,722,124
	Lodging — 3.1%
1,744,727	Boyd Gaming Corp.	47,665,941
1,838,837	Penn National Gaming, Inc.[1]	44,573,409
		92,239,350
	Media - Broadcasting & Publishing — 2.1%
391,243	Nexstar Media Group, Inc. - Class A2	32,657,053
1,005,553	Sinclair Broadcast Group, Inc. - Class A	30,981,088
		63,638,141
	Medical Supplies — 4.8%
130,062	ICU Medical, Inc.[1]	32,359,426
716,441	Luminex Corp.	19,981,539
363,750	Merit Medical Systems, Inc.[1]	20,562,788
567,829	NuVasive, Inc.[1]	28,470,946
1,400,011	Wright Medical Group N.V.[1]	41,776,328
		143,151,027
	Miscellaneous — 2.1%
1,072,338	B&G Foods, Inc.[2]	28,588,531
1,601,976	Columbia Property Trust, Inc.	35,355,610
		63,944,141
	Oil & Gas — 3.7%
3,069,731	Callon Petroleum Co.[1,2]	24,987,610
1,771,307	Carrizo Oil & Gas, Inc.[1]	21,751,650
395,472	Delek US Holdings, Inc.	12,856,795
1,149,207	Matador Resources Co.[1,2]	22,409,537
1,653,789	ProPetro Holding Corp.[1]	27,022,912
		109,028,504
	Pharmaceuticals — 6.3%
626,486	Cambrex Corp.[1]	27,346,114
549,854	Emergent BioSolutions, Inc.[1]	34,305,391
2,155,002	Horizon Pharma PLC[1]	46,310,993
1,118,741	Supernus Pharmaceuticals, Inc.[1]	42,657,594
1,351,371	Vanda Pharmaceuticals, Inc.[1]	36,662,695
		187,282,787
	Restaurants — 2.1%
1,995,334	Bloomin’ Brands, Inc.	36,774,006
509,747	Dave & Buster’s Entertainment, Inc.	26,226,483
		63,000,489
	Retailers — 1.6%
204,084	Five Below, Inc.[1]	25,251,313
2,012,252	Party City Holdco, Inc.[1,2]	22,215,262
		47,466,575
	Technology — 1.4%
548,797	j2 Global, Inc.	41,247,583
	Telecommunications — 1.4%
4,700,188	Vonage Holdings Corp.[1]	42,818,713
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Clothing & Fabrics — 0.8%
322,510	Oxford Industries, Inc.	$ 24,697,816
	TOTAL COMMON STOCKS (Cost $2,753,189,514)	2,894,775,717
Face Amount
REPURCHASE AGREEMENT* — 3.4%
$100,074,726	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $100,076,115, due 2/1/19, (collateralized by U.S. Treasury Notes with a par value of $101,965,000, coupon rate of 2.125% - 2.625%, due 6/30/2023 - 9/30/2024, market value of $102,076,993)	100,074,726
	TOTAL REPURCHASE AGREEMENT (Cost $100,074,726)	100,074,726
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.2%
124,931,810	State Street Navigator Securities Lending Government Money Market Portfolio	124,931,810
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $124,931,810)	124,931,810
TOTAL INVESTMENTS (Cost $2,978,196,050)	104.8%	$3,119,782,253
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(142,880,221)
NET ASSETS	100.0%	$2,976,902,032

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Advertising — 1.5%
11,205	Omnicom Group, Inc.[1]	$ 872,645
	Airlines — 2.4%
3,550	FedEx Corp.	630,374
12,725	Southwest Airlines Co.	722,271
		1,352,645
	Automotive — 1.1%
20,360	Honda Motor Co., Ltd., Sponsored ADR[1]	612,225
	Banking — 7.9%
9,665	Capital One Financial Corp.	778,902
22,890	Citigroup, Inc.	1,475,489
22,895	Citizens Financial Group, Inc.	776,598
54,445	Regions Financial Corp.	825,931
9,165	State Street Corp.	649,799
		4,506,719
	Beverages, Food & Tobacco — 4.7%
14,240	Altria Group, Inc.	702,744
16,805	Archer-Daniels-Midland Co.	754,545
5,615	JM Smucker Co. (The)	588,901
10,175	Tyson Foods, Inc. - Class A	630,036
		2,676,226
	Chemicals — 1.4%
9,665	Eastman Chemical Co.	779,192
	Commercial Services — 2.7%
496	Booking Holdings, Inc.[2]	909,074
19,330	eBay, Inc.[2]	650,454
		1,559,528
	Computer Software & Processing — 1.7%
18,830	Oracle Corp.	945,831
	Computers & Information — 1.3%
5,605	International Business Machines Corp.	753,424
	Electric Utilities — 6.3%
11,200	American Electric Power Co., Inc.	886,144
9,170	Entergy Corp.	817,873
21,375	Exelon Corp.	1,020,870
15,775	Public Service Enterprise Group, Inc.	860,526
		3,585,413
	Electronics — 3.5%
30,545	Intel Corp.	1,439,280
6,620	TE Connectivity, Ltd.	535,889
		1,975,169
	Financial Services — 10.8%
9,171	Ameriprise Financial, Inc.	1,161,049
70,740	Bank of America Corp.	2,013,968
22,895	Franklin Resources, Inc.[1]	677,921
12,210	Prologis, Inc.	844,444
3,550	Public Storage	754,446
8,655	Raymond James Financial, Inc.	696,727
		6,148,555
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Forest Products & Paper — 2.7%
17,300	International Paper Co.	$ 820,539
18,320	WestRock Co.	745,807
		1,566,346
	Health Care Providers — 1.4%
5,615	Laboratory Corp. of America Holdings[2]	782,450
	Heavy Machinery — 3.7%
3,550	Caterpillar, Inc.	472,718
4,575	Cummins, Inc.	673,028
12,730	Eaton Corp. PLC	970,663
		2,116,409
	Insurance — 8.2%
27,490	Aflac, Inc.	1,311,273
8,660	Allstate Corp. (The)	760,954
3,550	Anthem, Inc.	1,075,650
14,235	Principal Financial Group, Inc.	712,747
9,170	Prudential Financial, Inc.	844,924
		4,705,548
	Media - Broadcasting & Publishing — 2.7%
18,325	Comcast Corp. - Class A	670,145
31,050	Discovery, Inc. - Class A1,2	881,199
		1,551,344
	Medical Supplies — 1.3%
7,635	Ingersoll-Rand PLC	763,805
	Metals & Mining — 1.0%
17,815	Corning, Inc.	592,527
	Oil & Gas — 10.3%
15,260	Chevron Corp.	1,749,559
9,670	ConocoPhillips	654,562
27,995	Exxon Mobil Corp.	2,051,474
3,840	Pioneer Natural Resources Co.	546,509
9,670	Valero Energy Corp.	849,219
		5,851,323
	Pharmaceuticals — 12.0%
2,535	Biogen, Inc.[2]	846,132
15,265	Cardinal Health, Inc.	762,792
2,749	Cigna Corp.	549,278
10,180	CVS Health Corp.	667,299
15,260	Johnson & Johnson	2,030,801
46,315	Pfizer, Inc.	1,966,072
		6,822,374
	Real Estate Investment Trusts — 2.4%
9,165	Lamar Advertising Co. - Class A	682,334
10,685	Ventas, Inc.	689,076
		1,371,410
	Retailers — 3.8%
1,020	AutoZone, Inc.[2]	864,287
17,815	Walgreens Boots Alliance, Inc.	1,287,312
		2,151,599
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology — 2.4%
29,515	Cisco Systems, Inc.	$ 1,395,764
	Telecommunications — 2.4%
44,992	AT&T, Inc.	1,352,459
	TOTAL COMMON STOCKS (Cost $51,944,457)	56,790,930
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$ 211,982	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $211,985, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $220,000, coupon rate of 2.125%, due 9/30/2024, market value of $216,737)	211,982
	TOTAL REPURCHASE AGREEMENT (Cost $211,982)	211,982
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
2,453,055	State Street Navigator Securities Lending Government Money Market Portfolio	2,453,055
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,453,055)	2,453,055
TOTAL INVESTMENTS (Cost $54,609,494)	104.3%	$59,455,967
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(2,475,760)
NET ASSETS	100.0%	$56,980,207

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.2%
1,565	Lockheed Martin Corp.	$ 453,365
	Air Freight & Logistics — 1.1%
2,085	United Parcel Service, Inc. - Class B	219,759
	Banks — 3.2%
8,345	BB&T Corp.	407,236
2,005	PNC Financial Services Group, Inc. (The)	245,953
		653,189
	Beverages — 1.6%
2,855	PepsiCo, Inc.	321,673
	Biotechnology — 4.6%
5,945	AbbVie, Inc.	477,324
2,550	Amgen, Inc.	477,131
		954,455
	Capital Markets — 5.2%
1,565	Ameriprise Financial, Inc.	198,129
730	BlackRock, Inc.	303,008
2,730	Northern Trust Corp.	241,496
3,545	T Rowe Price Group, Inc.	331,316
		1,073,949
	Chemicals — 2.9%
2,085	Air Products & Chemicals, Inc.	342,753
4,450	RPM International, Inc.	254,362
		597,115
	Communications Equipment — 3.5%
15,465	Cisco Systems, Inc.	731,340
	Distributors — 1.8%
3,785	Genuine Parts Co.	377,819
	Diversified Telecommunication Services — 3.6%
13,001	AT&T, Inc.	390,810
6,460	Verizon Communications, Inc.	355,688
		746,498
	Electric Utilities — 1.4%
3,545	American Electric Power Co., Inc.	280,480
	Electrical Equipment — 1.4%
3,785	Eaton Corp. PLC	288,606
	Electronic Equipment, Instruments & Components — 3.5%
9,350	Corning, Inc.	310,981
5,195	TE Connectivity, Ltd.	420,535
		731,516
	Equity Real Estate Investment Trusts — 2.9%
4,945	Lamar Advertising Co. - Class A	368,155
1,050	Public Storage	223,146
		591,301
	Food Products — 3.5%
2,795	Hershey Co. (The)	296,550
10,120	Hormel Foods Corp.[1]	428,278
		724,828
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.6%
3,310	Cardinal Health, Inc.	$ 165,401
4,360	Quest Diagnostics, Inc.	380,846
		546,247
	Hotels, Restaurants & Leisure — 5.1%
4,360	McDonald’s Corp.	779,481
4,040	Starbucks Corp.	275,286
		1,054,767
	Household Products — 1.5%
2,855	Kimberly-Clark Corp.	317,990
	Industrial Conglomerates — 3.6%
2,730	3M Co.	546,819
1,410	Honeywell International, Inc.	202,518
		749,337
	Insurance — 4.3%
6,625	Aflac, Inc.	316,013
2,935	Allstate Corp. (The)	257,898
6,405	Principal Financial Group, Inc.	320,698
		894,609
	IT Services — 5.1%
2,020	Accenture PLC - Class A	310,171
10,640	Paychex, Inc.	753,312
		1,063,483
	Leisure Product — 1.2%
2,730	Hasbro, Inc.	247,229
	Machinery — 1.3%
1,565	Snap-on, Inc.	259,774
	Media — 1.8%
4,660	Omnicom Group, Inc.[1]	362,921
	Multi-Utilities — 2.5%
2,360	DTE Energy Co.	277,890
3,240	WEC Energy Group, Inc.	236,617
		514,507
	Oil, Gas & Consumable Fuels — 6.1%
3,565	Chevron Corp.	408,727
6,270	Exxon Mobil Corp.	459,466
4,450	Valero Energy Corp.	390,799
		1,258,992
	Pharmaceuticals — 7.8%
5,270	Johnson & Johnson	701,332
5,195	Merck & Co., Inc.	386,664
12,090	Pfizer, Inc.	513,220
		1,601,216
	Road & Rail — 1.2%
1,500	Union Pacific Corp.	238,605
	Semiconductors & Semiconductor Equipment — 9.2%
8,080	Intel Corp.	380,730
2,225	Lam Research Corp.	377,315
11,595	Maxim Integrated Products, Inc.	629,261
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
5,025	Texas Instruments, Inc.	$ 505,917
		1,893,223
	Software — 1.9%
3,705	Microsoft Corp.	386,913
	Specialty Retail — 1.1%
1,195	Home Depot, Inc. (The)	219,318
	Tobacco — 1.1%
4,580	Altria Group, Inc.	226,023
	TOTAL COMMON STOCKS (Cost $19,326,740)	20,581,047
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.8%
794,958	State Street Navigator Securities Lending Government Money Market Portfolio	794,958
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $794,958)	794,958
TOTAL INVESTMENTS (Cost $20,121,698)	103.6%	$21,376,005
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(749,691)
NET ASSETS	100.0%	$20,626,314

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 2.0%
22,100	SPDR S&P 500 ETF Trust[1]	$ 5,965,453
30,000	Vanguard S&P 500 ETF[1]	7,440,300
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	13,405,753
Face Amount
U.S. TREASURY BILL* — 18.5%
$124,000,000	U.S. Treasury Bills, 2.361% due 04/11/19[1]	123,438,809
	TOTAL U.S. TREASURY BILL (Cost $123,433,997)	123,438,809
REPURCHASE AGREEMENT* — 0.9%
6,023,122	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $6,023,206, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $6,100,000, coupon rate of 2.625%, due 6/30/2023, market value of $6,143,920)	6,023,122
	TOTAL REPURCHASE AGREEMENT (Cost $6,023,122)	6,023,122
TOTAL PURCHASED OPTIONS (Cost $776,047,154)	135.1%	903,380,000
TOTAL INVESTMENTS (Cost $911,934,882)	156.5%	$1,046,247,684
LIABILITIES IN EXCESS OF OTHER ASSETS	(56.5)	(377,613,117)
NET ASSETS[2]	100.0%	$ 668,634,567

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $929 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/15/19	USD	5,314	$ 1,436,958,740	$ 902,848,600	$ 767,874,807	$ 134,973,793
PUTS:
S&P 500 Index	OCC**	2,000.00	03/15/19	USD	5,314	1,436,958,740	531,400	8,172,347	(7,640,947)
TOTAL PURCHASED OPTIONS						$ 2,873,917,480	$ 903,380,000	$ 776,047,154	$ 127,332,846
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	03/15/19	USD	5,314	(1,436,958,740)	(373,680,480)	(247,660,617)	(126,019,863)
PUTS:
S&P 500 Index	OCC**	2,600.00	02/15/19	USD	1,264	(341,798,240)	(827,920)	(4,095,568)	3,267,648
S&P 500 Index	OCC**	2,700.00	02/15/19	USD	1,200	(324,492,000)	(3,330,000)	(8,690,700)	5,360,700
S&P 500 Index	OCC**	1,000.00	03/15/19	USD	5,314	(1,436,958,740)	(39,855)	(210,275)	170,420
TOTAL PUTS						$(2,103,248,980)	$ (4,197,775)	$ (12,996,543)	$ 8,798,768
TOTAL WRITTEN OPTIONS						$(3,540,207,720)	$(377,878,255)	$(260,657,160)	$(117,221,095)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 4.7%
900	iShares MSCI EAFE ETF[1]	$ 56,412
	TOTAL EXCHANGE-TRADED FUND (Cost $53,643)	56,412
Face Amount
U.S. TREASURY BILLS* — 93.1%
$700,000	U.S. Treasury Bills, 2.345% due 03/14/19[1]	698,131
409,000	U.S. Treasury Bills, 2.361% due 04/11/19[1]	407,149
	TOTAL U.S. TREASURY BILLS (Cost $1,105,282)	1,105,280
TOTAL INVESTMENTS (Cost $1,158,925)	97.8%	$1,161,692
OTHER ASSETS IN EXCESS OF LIABILITIES	2.2	25,887
NET ASSETS[2]	100.0%	$1,187,579

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $341 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
WRITTEN OPTIONS
PUTS:
iShares MSCI EAFE Index Fund	OCC**	63.00	02/15/19	USD	60	$ (288,960)	$ (4,380)	$ (9,562)	$ 5,182
Russell 2000 Index	OCC**	1,450.00	02/15/19	USD	1	(157,748)	(600)	(2,255)	1,655
S&P 500 Index	OCC**	2,610.00	02/15/19	USD	2	(540,820)	(1,490)	(4,705)	3,215
iShares MSCI Emerging Markets ETF	OCC**	44.00	03/15/19	USD	30	(129,300)	(4,650)	(7,755)	3,105
TOTAL PUTS						$(1,116,828)	$(11,120)	$(24,277)	$13,157
TOTAL WRITTEN OPTIONS						$(1,116,828)	$(11,120)	$(24,277)	$13,157

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 50.1%
	Aerospace & Defense — 0.3%
221	Vectrus, Inc.[1,2]	$ 5,567
	Air Freight & Logistics — 0.5%
150	Expeditors International of Washington, Inc.[2]	10,395
	Automobiles — 0.5%
1,202	Ford Motor Co.[2]	10,578
	Banks — 5.6%
414	Bank of America Corp.[2]	11,787
571	Cadence BanCorp[2]	10,706
305	Cathay General Bancorp[2]	11,322
345	Citizens Financial Group, Inc.[2]	11,702
236	East West Bancorp, Inc.[2]	11,876
447	First Hawaiian, Inc.[2]	11,501
212	Great Western Bancorp, Inc.[2]	7,481
779	Regions Financial Corp.[2]	11,817
200	SunTrust Banks, Inc.[2]	11,884
620	Umpqua Holdings Corp.[2]	10,962
249	Zions Bancorp N.A.[2]	11,850
		122,888
	Beverages — 0.5%
202	Monster Beverage Corp.[1,2]	11,563
	Biotechnology — 0.8%
6,028	Aptevo Therapeutics, Inc.[1,2]	9,645
143	Emergent BioSolutions, Inc.[1,2]	8,922
		18,567
	Building Products — 0.5%
167	Armstrong World Industries, Inc.[2]	11,363
	Capital Markets — 1.4%
407	Federated Investors, Inc. - Class B2	10,635
216	SEI Investments Co.[2]	10,269
594	Waddell & Reed Financial, Inc. - Class A2	10,169
		31,073
	Chemicals — 1.5%
547	Huntsman Corp.[2]	12,018
164	Innospec, Inc.[2]	11,524
412	Olin Corp.[2]	9,727
		33,269
	Construction & Engineering — 0.5%
376	AECOM[1,2]	11,509
	Consumer Finance — 1.1%
134	Capital One Financial Corp.[2]	10,799
431	Synchrony Financial[2]	12,947
		23,746
	Diversified Consumer Services — 0.9%
207	Adtalem Global Education, Inc.[1,2]	10,122
240	Service Corp. International[2]	10,301
		20,423
	Diversified Financial Services — 0.5%
255	Voya Financial, Inc.[2]	11,840
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.0%
251	OGE Energy Corp.[2]	$ 10,279
354	PPL Corp.[2]	11,087
		21,366
	Electrical Equipment — 1.0%
147	AMETEK, Inc.[2]	10,716
144	Regal Beloit Corp.[2]	11,054
		21,770
	Electronic Equipment, Instruments & Components — 0.5%
199	Fabrinet[1,2]	11,311
	Energy Equipment & Services — 0.5%
475	Baker Hughes a GE Co.[2]	11,196
	Equity Real Estate Investment Trusts — 3.9%
332	CubeSmart[2]	10,275
405	Hospitality Properties Trust[2]	10,797
581	Host Hotels & Resorts, Inc.[2]	10,493
229	LTC Properties, Inc.[2]	10,864
281	Omega Healthcare Investors, Inc.[2]	11,293
363	Park Hotels & Resorts, Inc.[2]	10,915
336	STORE Capital Corp.[2]	10,860
478	Tanger Factory Outlet Centers, Inc.[2]	10,875
		86,372
	Food & Staples Retailing — 0.5%
317	US Foods Holding Corp.[1,2]	10,689
	Food Products — 0.5%
259	General Mills, Inc.[2]	11,510
	Gas Utilities — 0.5%
181	UGI Corp.[2]	10,322
	Health Care Equipment & Supplies — 2.0%
236	Avanos Medical, Inc.[1,2]	10,750
164	CONMED Corp.[2]	11,537
230	Globus Medical, Inc. - Class A1,2	10,362
190	Orthofix Medical, Inc.[1,2]	10,281
		42,930
	Health Care Providers & Services — 0.9%
217	Cardinal Health, Inc.[2]	10,844
146	CVS Health Corp.[2]	9,570
		20,414
	Health Care Technology — 0.4%
544	Evolent Health, Inc. - Class A1,2	9,618
	Hotels, Restaurants & Leisure — 1.0%
551	Bloomin’ Brands, Inc.[2]	10,155
144	Hilton Worldwide Holdings, Inc.[2]	10,725
		20,880
	Household Durables — 0.5%
388	PulteGroup, Inc.[2]	10,790
	Household Products — 0.7%
218	Energizer Holdings, Inc.[2]	10,333
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — (Continued)
58	Procter & Gamble Co. (The)[2]	$ 5,595
		15,928
	Independent Power & Renewable Electricity Producer — 0.5%
678	AES Corp.[2]	11,112
	Insurance — 2.6%
82	American National Insurance Co.[2]	11,413
255	MetLife, Inc.[2]	11,646
482	Old Republic International Corp.[2]	9,712
134	Torchmark Corp.[2]	11,224
347	Unum Group[2]	12,062
		56,057
	Internet & Direct Marketing Retail — 0.5%
513	Qurate Retail, Inc.[1,2]	11,158
	IT Services — 1.9%
159	Akamai Technologies, Inc.[1,2]	10,351
171	Amdocs, Ltd.[2]	9,556
156	Cognizant Technology Solutions Corp. - Class A2	10,870
184	Leidos Holdings, Inc.[2]	10,672
		41,449
	Leisure Product — 0.7%
222	Brunswick Corp.[2]	11,171
318	Callaway Golf Co.[2]	5,180
		16,351
	Life Sciences Tools & Services — 0.6%
193	Medpace Holdings, Inc.[1,2]	12,429
	Machinery — 1.6%
421	Rexnord Corp.[1,2]	11,009
70	Snap-on, Inc.[2]	11,620
375	Terex Corp.[2]	11,516
		34,145
	Media — 0.5%
185	AMC Networks, Inc. - Class A1,2	11,644
	Metals & Mining — 0.5%
186	Nucor Corp.[2]	11,391
	Multi-Utilities — 1.0%
352	CenterPoint Energy, Inc.[2]	10,884
403	MDU Resources Group, Inc.[2]	10,361
		21,245
	Oil, Gas & Consumable Fuels — 1.2%
308	PBF Energy, Inc. - Class A2	11,279
925	Range Resources Corp.[2]	10,203
230	World Fuel Services Corp.[2]	5,724
		27,206
	Paper & Forest Products — 0.6%
274	Domtar Corp.[2]	12,851
	Professional Services — 1.2%
203	Exponent, Inc.[2]	10,142
211	Navigant Consulting, Inc.[2]	5,469
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — (Continued)
177	Robert Half International, Inc.[2]	$ 11,404
		27,015
	Real Estate Management & Development — 0.5%
247	CBRE Group, Inc. - Class A1,2	11,300
	Semiconductors & Semiconductor Equipment — 2.2%
320	Diodes, Inc.[1,2]	10,762
219	Intel Corp.[2]	10,319
609	ON Semiconductor Corp.[1,2]	12,204
381	Versum Materials, Inc.[2]	14,010
		47,295
	Software — 0.3%
270	Symantec Corp.[2]	5,675
	Specialty Retail — 1.9%
160	Aaron’s, Inc.[2]	8,010
552	American Eagle Outfitters, Inc.[2]	11,658
308	Dick’s Sporting Goods, Inc.[2]	10,875
258	Penske Automotive Group, Inc.[2]	12,095
		42,638
	Technology Hardware, Storage & Peripherals — 0.5%
759	Hewlett Packard Enterprise Co.[2]	11,833
	Textiles, Apparel & Luxury Goods — 0.8%
448	Skechers U.S.A., Inc. - Class A1,2	12,172
143	Tapestry, Inc.[2]	5,536
		17,708
	Thrifts & Mortgage Finance — 0.8%
304	Essent Group, Ltd.[1,2]	12,084
330	Radian Group, Inc.[2]	6,349
		18,433
	Trading Companies & Distributors — 0.5%
213	WESCO International, Inc.[1,2]	11,161
	Wireless Telecommunication Services — 0.7%
148	Telephone & Data Systems, Inc.[2]	5,360
191	United States Cellular Corp.[1,2]	10,998
		16,358
	TOTAL COMMON STOCKS (Cost $991,432)	1,104,331
Face Amount
U.S. TREASURY BILL* — 45.2%
$1,000,000	U.S. Treasury Bills, 2.345% due 03/14/19	997,329
	TOTAL U.S. TREASURY BILL (Cost $997,348)	997,329
TOTAL LONG INVESTMENTS (Cost $1,988,780)	95.3%	$2,101,660
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (44.8)%
	Auto Components — (0.6)%
(156)	LCI Industries	$ (12,861)
	Banks — (4.6)%
(383)	Brookline Bancorp, Inc.	(5,695)
(259)	CIT Group, Inc.	(11,963)
(508)	CVB Financial Corp.	(11,130)
(112)	First Republic Bank	(10,823)
(590)	Hilltop Holdings, Inc.	(10,862)
(338)	Renasant Corp.	(12,006)
(408)	Seacoast Banking Corp. of Florida[1]	(11,228)
(45)	Signature Bank	(5,729)
(330)	Southside Bancshares, Inc.	(10,887)
(1,129)	Valley National Bancorp	(11,414)
		(101,737)
	Beverages — (0.5)%
(219)	Brown-Forman Corp. - Class B	(10,348)
	Capital Markets — (2.5)%
(27)	BlackRock, Inc.	(11,207)
(50)	FactSet Research Systems, Inc.	(10,931)
(59)	Goldman Sachs Group, Inc. (The)	(11,683)
(47)	MarketAxess Holdings, Inc.	(10,094)
(60)	S&P Global, Inc.	(11,499)
		(55,414)
	Chemicals — (0.5)%
(192)	DowDuPont, Inc.	(10,332)
	Commercial Services & Supplies — (1.0)%
(626)	Covanta Holding Corp.	(10,078)
(259)	Stericycle, Inc.[1]	(11,417)
		(21,495)
	Communications Equipment — (0.4)%
(84)	Motorola Solutions, Inc.	(9,820)
	Construction Materials — (1.0)%
(164)	Eagle Materials, Inc.	(11,644)
(58)	Martin Marietta Materials, Inc.	(10,247)
		(21,891)
	Consumer Finance — (0.5)%
(204)	Nelnet, Inc. - Class A	(10,730)
	Diversified Consumer Services — (0.3)%
(67)	Strategic Education, Inc.	(7,330)
	Diversified Financial Services — (0.3)%
(269)	Jefferies Financial Group, Inc.	(5,598)
	Diversified Telecommunication Services — (0.5)%
(221)	Cogent Communications Holdings, Inc.	(10,707)
	Electric Utilities — (0.5)%
(140)	American Electric Power Co., Inc.	(11,077)
	Electrical Equipment — (0.5)%
(66)	Rockwell Automation, Inc.	(11,188)
	Equity Real Estate Investment Trusts — (4.4)%
(543)	Alexander & Baldwin, Inc.	(12,511)
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
(83)	Digital Realty Trust, Inc.	$ (8,992)
(331)	Equity Commonwealth	(10,711)
(353)	HCP, Inc.	(11,134)
(335)	Healthcare Realty Trust, Inc.	(10,817)
(158)	Kilroy Realty Corp.	(11,133)
(227)	Liberty Property Trust	(10,701)
(61)	SBA Communications Corp.[1]	(11,134)
(409)	Washington Real Estate Investment Trust	(10,368)
		(97,501)
	Food Products — (0.9)%
(103)	JM Smucker Co. (The)	(10,803)
(65)	Sanderson Farms, Inc.	(8,001)
		(18,804)
	Gas Utilities — (0.5)%
(209)	New Jersey Resources Corp.	(10,137)
	Health Care Equipment & Supplies — (2.6)%
(133)	Baxter International, Inc.	(9,641)
(45)	Becton Dickinson & Co.	(11,226)
(41)	Cooper Cos., Inc. (The)	(11,429)
(34)	Edwards Lifesciences Corp.[1]	(5,794)
(112)	LivaNova PLC[1]	(10,340)
(91)	ResMed, Inc.	(8,661)
		(57,091)
	Hotels, Restaurants & Leisure — (1.0)%
(21)	Chipotle Mexican Grill, Inc.[1]	(11,122)
(124)	Jack in the Box, Inc.	(10,038)
		(21,160)
	Household Durables — (1.0)%
(279)	Leggett & Platt, Inc.	(11,428)
(85)	Mohawk Industries, Inc.[1]	(10,947)
		(22,375)
	Household Products — (0.8)%
(65)	Clorox Co. (The)	(9,644)
(135)	Colgate-Palmolive Co.	(8,732)
		(18,376)
	Industrial Conglomerates — (1.1)%
(53)	3M Co.	(10,616)
(1,305)	General Electric Co.	(13,259)
		(23,875)
	Insurance — (1.8)%
(16)	Alleghany Corp.	(10,105)
(204)	American International Group, Inc.	(8,819)
(10)	Markel Corp.[1]	(10,535)
(167)	Selective Insurance Group, Inc.	(10,174)
		(39,633)
	Internet & Catalog Retail — (0.5)%
(7)	Amazon.com, Inc.[1]	(12,031)
	IT Services — (0.4)%
(207)	LiveRamp Holdings, Inc.[1]	(8,992)
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Leisure Product — (1.5)%
(124)	Hasbro, Inc.	$ (11,230)
(974)	Mattel, Inc.[1]	(11,532)
(132)	Polaris Industries, Inc.	(11,072)
		(33,834)
	Life Sciences Tools & Services — (1.1)%
(128)	PerkinElmer, Inc.	(11,584)
(55)	Waters Corp.[1]	(12,717)
		(24,301)
	Machinery — (0.5)%
(80)	Illinois Tool Works, Inc.	(10,985)
	Multi-line Retail — (0.5)%
(116)	Dollar Tree, Inc.[1]	(11,232)
	Multi-Utilities — (1.4)%
(196)	CMS Energy Corp.	(10,220)
(125)	Consolidated Edison, Inc.	(9,706)
(379)	NiSource, Inc.	(10,339)
		(30,265)
	Oil, Gas & Consumable Fuels — (1.8)%
(62)	Chevron Corp.	(7,108)
(141)	Exxon Mobil Corp.	(10,333)
(642)	Kinder Morgan, Inc.	(11,620)
(174)	ONEOK, Inc.	(11,173)
		(40,234)
	Pharmaceuticals — (0.6)%
(534)	Medicines Co. (The)[1]	(12,341)
	Professional Services — (0.5)%
(106)	Equifax, Inc.	(11,344)
	Road & Rail — (0.5)%
(109)	JB Hunt Transport Services, Inc.	(11,667)
	Semiconductors & Semiconductor Equipment — (1.4)%
(547)	Advanced Micro Devices, Inc.[1]	(13,352)
(150)	Qorvo, Inc.[1]	(9,804)
(176)	QUALCOMM, Inc.	(8,716)
		(31,872)
	Software — (2.1)%
(78)	Autodesk, Inc.[1]	(11,482)
(53)	Fair Isaac Corp.[1]	(11,936)
(215)	Pegasystems, Inc.	(12,102)
(55)	Tyler Technologies, Inc.[1]	(10,405)
		(45,925)
	Specialty Retail — (0.9)%
(512)	Guess?, Inc.	(9,989)
(145)	Monro, Inc.	(10,391)
		(20,380)
	Textiles, Apparel & Luxury Goods — (0.5)%
(147)	Oxford Industries, Inc.	(11,257)
	Thrifts & Mortgage Finance — (1.3)%
(630)	Capitol Federal Financial, Inc.	(8,108)
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Thrifts & Mortgage Finance — (Continued)
(380)	Flagstar Bancorp, Inc.[1]	$ (11,723)
(724)	Kearny Financial Corp.	(9,296)
		(29,127)
	Trading Companies & Distributors — (1.0)%
(182)	Kaman Corp.	(10,760)
(71)	Watsco, Inc.	(10,471)
		(21,231)
	Water Utilities — (0.5)%
(163)	American States Water Co.	(11,038)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(899,614))	(987,536)
TOTAL SHORT INVESTMENTS (Proceeds $(899,614))	(44.8)%	$ (987,536)
TOTAL INVESTMENTS (Cost $1,089,166)	50.5%	$1,114,124
OTHER ASSETS IN EXCESS OF LIABILITIES	49.5	1,090,229
NET ASSETS	100.0%	$2,204,353

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $1,084,832.
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
WRITTEN OPTIONS
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	39.00	03/15/19	USD	25	$ (107,750)	$ (425)	$ (5,035)	$ 4,610
iShares MSCI EAFE ETF	OCC**	57.00	03/15/19	USD	45	(216,720)	(608)	(8,527)	7,920
iShares 20 Year Treasury Bond	OCC**	119.00	03/15/19	USD	80	(972,480)	(4,320)	(14,760)	10,440
Russell 2000 Index	OCC**	1,300.00	03/15/19	USD	1	(149,942)	(315)	(6,985)	6,670
S&P 500 Index	OCC**	2,500.00	03/15/19	USD	2	(540,820)	(2,230)	(30,285)	28,055
TOTAL PUTS						$(1,987,712)	$(7,898)	$(65,592)	$57,695
TOTAL WRITTEN OPTIONS						$(1,987,712)	$(7,898)	$(65,592)	$57,695

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 18.0%
	Federal Home Loan Bank — 7.6%
$10,000,000	3.250% due 11/8/21	$ 10,008,360
5,000,000	2.950% due 1/25/22	5,001,205
7,000,000	3.250% due 6/14/23	7,000,756
15,000,000	2.750% due 12/13/24	15,054,345
		37,064,666
	Federal Home Loan Mortgage Corporation — 2.0%
10,000,000	2.375% due 1/13/22	9,974,570
	Federal National Mortgage Association — 8.4%
10,000,000	2.000% due 10/5/22	9,820,340
10,000,000	2.625% due 9/6/24[1]	10,020,700
7,960,000	2.125% due 4/24/26	7,632,987
10,000,000	6.625% due 11/15/30	13,434,000
		40,908,027
	TOTAL AGENCY NOTES (Cost $89,438,650)	87,947,263
MORTGAGE-BACKED SECURITIES*,2 — 27.8%
	Federal Home Loan Mortgage Corporation — 8.5%
55,525	# G12342, 5.500% due 8/1/21	56,475
19,092	# J03604, 5.500% due 10/1/21	19,397
12,120	# J03649, 5.500% due 10/1/21	12,281
28,233	# G12442, 6.000% due 11/1/21	28,999
42,386	# J03536, 5.500% due 11/1/21	42,581
27,076	# G18163, 5.500% due 1/1/22	27,711
101,110	# G13396, 5.500% due 12/1/23	104,471
45,956	# D78677, 8.000% due 3/1/27	46,891
121,578	# C00742, 6.500% due 4/1/29	135,181
4,394,040	# J38111, 3.000% due 12/1/32	4,401,693
9,522	# A57845, 7.000% due 2/1/37	9,531
41,081	# A68937, 6.000% due 11/1/37	44,997
294,360	# A69653, 5.500% due 12/1/37	317,289
354,983	# A73370, 5.000% due 2/1/38	377,010
342,247	# A90421, 4.500% due 12/1/39	359,951
442,712	# A92890, 4.500% due 7/1/40	465,610
1,602,085	# A97620, 4.500% due 3/1/41	1,684,941
2,798,038	# C03770, 3.500% due 2/1/42	2,835,507
1,242,431	# Q07651, 3.500% due 4/1/42	1,253,569
3,577,617	# Q41208, 3.500% due 6/1/46	3,608,928
13,022,770	# Q46279, 3.500% due 2/1/47	13,121,145
12,199,155	# Q47596, 4.000% due 4/1/47	12,527,355
		41,481,513
	Federal National Mortgage Association — 19.0%
222	# 255159, 5.500% due 3/1/19	221
959	# 125275, 7.000% due 3/1/24	1,002
656,527	# AH6827, 4.000% due 3/1/26	675,450
660,576	# AI1657, 4.000% due 4/1/26	679,321
967,547	# AB3900, 3.000% due 11/1/26	972,752
19,934	# 373328, 8.000% due 3/1/27	19,947
1,270,080	# AK4751, 3.000% due 4/1/27	1,276,948
14,932	# 390895, 8.000% due 6/1/27	15,051
2,628,781	# AO0533, 3.000% due 6/1/27	2,642,939
79,841	# 397602, 8.000% due 8/1/27	85,858
766	# 499335, 6.500% due 8/1/29	830
4,895	# 252806, 7.500% due 10/1/29	5,628
340	# 523497, 7.500% due 11/1/29	373
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 7,143,570	# BC2462, 3.000% due 2/1/31	$ 7,158,053
1,969	# 588945, 7.000% due 6/1/31	2,112
10,168,511	# AS7429, 2.500% due 6/1/31	10,008,968
55,112	# 607862, 7.000% due 9/1/31	59,031
3,771	# 656872, 6.500% due 8/1/32	4,087
16,948	# 687575, 7.000% due 2/1/33	17,043
219,224	# 789856, 6.000% due 8/1/34	240,155
60,041	# 829202, 5.000% due 7/1/35	64,283
126,492	# 826586, 5.000% due 8/1/35	135,473
29,583	# 256216, 7.000% due 4/1/36	34,621
138,315	# 898412, 5.000% due 10/1/36	147,839
16,014	# 910894, 5.000% due 2/1/37	17,028
19,849	# 912456, 6.500% due 3/1/37	21,512
395,250	# 973241, 5.000% due 3/1/38	419,172
117,371	# 975593, 5.000% due 6/1/38	124,732
128,134	# 257573, 5.500% due 2/1/39	137,121
506,710	# AD7128, 4.500% due 7/1/40	532,608
4,658,330	# AH1568, 4.500% due 12/1/40	4,896,421
2,214,567	# AH6991, 4.000% due 1/1/41	2,286,179
1,296,311	# AH4004, 4.500% due 3/1/41	1,362,557
1,252,579	# AH8351, 4.000% due 3/1/41	1,293,081
897,273	# AJ1315, 4.000% due 9/1/41	926,564
1,347,661	# AI8779, 4.000% due 11/1/41	1,391,242
2,314,730	# AJ5958, 4.000% due 12/1/41	2,389,592
970,918	# AK5070, 3.500% due 3/1/42	979,517
3,675,995	# AK5426, 3.500% due 3/1/42	3,718,510
6,457,368	# AT7682, 3.500% due 6/1/43	6,535,050
5,971,453	# AS6326, 3.500% due 12/1/45	6,018,345
6,564,885	# AS6881, 3.500% due 3/1/46	6,620,505
6,334,741	# BC0960, 4.000% due 6/1/46	6,505,918
7,953,108	# AS8966, 4.000% due 3/1/47	8,164,383
8,324,617	# AS9988, 4.500% due 7/1/47	8,669,555
5,933,140	# BK4718, 4.000% due 9/1/48	6,075,181
		93,332,758
	Government National Mortgage Association — 0.3%
11,295	# 460389, 7.000% due 5/15/28	11,307
6,347	# 464049, 7.000% due 7/15/28	6,654
12,377	# 476259, 7.000% due 8/15/28	12,391
8,645	# 485264, 7.500% due 2/15/31	8,736
18,431	# 559304, 7.000% due 9/15/31	20,033
251,115	# 651859, 5.000% due 6/15/36	269,573
181,136	# 782150, 5.500% due 4/15/37	198,724
30,357	# 662521, 6.000% due 8/15/37	33,555
56,166	# 677545, 6.000% due 11/15/37	60,352
128,355	# 676291, 6.000% due 12/15/37	141,862
69,091	# 685836, 5.500% due 4/15/38	74,826
401,894	# 698235, 5.000% due 6/15/39	431,354
124,369	# 716655, 5.000% due 8/15/39	129,728
		1,399,095
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $138,068,646)	136,213,366
CORPORATE NOTES* — 35.5%
	Automotive — 0.8%
2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	1,993,243
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Automotive — (Continued)
$ 2,000,000	American Honda Finance Corp., 3.450% due 7/14/23[1]	$ 2,016,833
		4,010,076
	Banking — 9.1%
10,000,000	Bank of America Corp., 7.625% due 6/1/19	10,152,313
7,000,000	Branch Banking & Trust Co., 3.625% due 9/16/25	7,011,730
11,000,000	Citibank NA, 3.650% due 1/23/24[1]	11,152,911
10,000,000	PNC Bank NA, 2.625% due 2/17/22	9,855,006
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,478,803
		44,650,763
	Beverages, Food & Tobacco — 4.0%
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	4,926,510
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	5,598,932
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,073,130
		19,598,572
	Communications — 3.2%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	15,727,266
	Computer Software & Processing — 6.2%
11,250,000	Apple, Inc., 4.500% due 2/23/36	12,058,105
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,822,682
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,478,232
		30,359,019
	Electronics — 1.7%
8,000,000	Intel Corp., 3.300% due 10/1/21	8,150,087
	Financial — 3.5%
10,533,000	JPMorgan Chase & Co., 4.950% due 3/25/20	10,784,765
5,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	6,289,094
		17,073,859
	Heavy Machinery — 1.2%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,710,783
	Insurance — 2.1%
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,307,265
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Pharmaceuticals — 1.0%
$ 5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	$ 4,913,504
	Retailers — 2.7%
6,000,000	Target Corp., 3.500% due 7/1/24	6,178,613
5,325,000	Target Corp., 7.000% due 1/15/38	7,107,795
		13,286,408
	TOTAL CORPORATE NOTES (Cost $174,769,095)	173,787,602
U.S. TREASURY NOTES/BONDS* — 16.3%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	17,419,336
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,468,164
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,141,016
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	10,200,234
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	4,993,750
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	4,749,414
5,000,000	U.S. Treasury Notes, 1.500% due 11/30/19	4,957,031
5,000,000	U.S. Treasury Notes, 1.875% due 7/31/22	4,906,445
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,212,500
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,838,516
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,209,766
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $80,802,682)	80,096,172
REPURCHASE AGREEMENT* — 1.6%
8,025,540	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $8,025,651, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $8,130,000, coupon rate of 2.625%, due 6/30/2023, market value of $8,188,536)	8,025,540
	TOTAL REPURCHASE AGREEMENT (Cost $8,025,540)	8,025,540
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.9%
14,035,775	State Street Navigator Securities Lending Government Money Market Portfolio	$ 14,035,775
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $14,035,775)		14,035,775
TOTAL INVESTMENTS (Cost $505,140,388)	102.1%	$500,105,718
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(10,094,120)
NET ASSETS	100.0%	$490,011,598

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2019.
See Notes to Schedules of Portfolio Investments
72

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 1.1%
	Financial — 1.1%
$ 359,000	JPMorgan Chase & Co., (3M USD LIBOR + 3.47%), 6.221% due 12/29/49[1]	$ 361,154
	TOTAL CORPORATE NOTES (Cost $359,000)	361,154
MUNICIPAL BONDS* — 81.6%
	Alabama — 1.5%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	262,325
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	258,012
		520,337
	Alaska — 2.8%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	314,520
400,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	418,480
200,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	211,022
		944,022
	Arizona — 1.3%
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	441,568
	California — 1.5%
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	227,075
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	269,308
		496,383
	Colorado — 0.4%
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	156,281
	Delaware — 0.6%
205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	205,510
	Florida — 3.3%
575,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	581,164
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	281,321
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	261,073
		1,123,558
	Georgia — 1.1%
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	365,155
	Idaho — 0.6%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	208,808
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — 12.8%
$ 150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	$ 158,991
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	423,400
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	411,880
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	520,020
	Illinois State, General Obligation Unlimited:
400,000	5.363% due 2/1/19	400,000
100,000	4.000% due 9/1/20	102,161
130,000	5.000% due 1/1/21	134,906
300,000	Illinois State, IL, Sales Tax Revenue, Revenue Bonds, Series B, 5.250% due 6/15/34	303,873
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	100,736
	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding:
300,000	5.000% due 2/1/19	300,000
255,000	5.000% due 2/1/24	290,519
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	319,422
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	472,334
350,000	Will County, IL, Forest Preservation District, General Obligation Unlimited, Refunding, 5.000% due 12/15/23	396,690
		4,334,932
	Kentucky — 2.7%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	313,161
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	336,141
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	254,972
		904,274
	Louisiana — 3.3%
300,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	316,608
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	253,182
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	544,135
		1,113,925
	Maryland — 0.4%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	126,649
	Massachusetts — 0.8%
250,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21[2]	262,818
See Notes to Schedules of Portfolio Investments
74

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — 6.4%
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
$ 125,000	4.000% due 5/1/19	$ 125,659
140,000	4.000% due 5/1/20	143,675
250,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	270,088
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	270,163
250,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	264,480
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	409,456
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23[2]	227,114
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	250,635
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	212,584
		2,173,854
	Minnesota — 2.6%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	105,743
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	268,522
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	498,610
		872,875
	Mississippi — 1.6%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	531,845
	New Jersey — 4.0%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	357,263
455,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	487,482
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 2.104% due 1/1/21[1]	501,170
		1,345,915
	New York — 0.6%
200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	205,772
	North Carolina — 0.9%
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	108,024
200,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	200,500
		308,524
	Ohio — 3.0%
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	280,150
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	259,654
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$ 425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	$ 460,547
		1,000,351
	Oklahoma — 0.4%
125,000	Grand River, OK, Dam Authority, Revenue Bonds, Series A, 4.000% due 6/1/19	125,920
	Pennsylvania — 13.3%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	422,768
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	237,146
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	435,680
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	404,500
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	314,838
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	144,626
250,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22[2]	271,015
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	198,550
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	209,742
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	338,832
	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding):
225,000	4.000% due 9/1/19	228,024
200,000	5.000% due 9/1/22	215,610
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	307,884
350,000	Schuylkill Haven, PA, Area School District, General Obligation Limited, (AGMC State Aid Withholding), 2.000% due 9/1/19	350,052
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	100,842
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	317,081
		4,497,190
	Rhode Island — 1.3%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	434,452
	Texas — 10.1%
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	581,676
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	208,408
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	101,758
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	$ 250,262
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,674
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	203,858
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	252,589
390,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding, 5.000% due 5/15/22	405,616
200,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	197,050
400,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	445,528
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	214,202
300,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, 5.000% due 5/15/32	339,372
		3,400,993
	Washington — 1.3%
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[3]	299,781
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	139,051
		438,832
	Wisconsin — 3.0%
450,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	447,435
500,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	555,285
		1,002,720
	TOTAL MUNICIPAL BONDS (Cost $27,577,785)	27,543,463
Shares
REGISTERED INVESTMENT COMPANIES* — 3.3%
41,460	BlackRock Municipal 2020 Term Trust	618,998
1,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[4]	190,804
3,850	Vanguard Short-Term Corporate Bond ETF[4]	304,073
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,128,734)	1,113,875
Face Amount
U.S. TREASURY NOTES/BONDS* — 11.4%
1,000,000	U.S. Treasury Bill, 2.352% due 3/26/19	996,537
1,000,000	U.S. Treasury Notes, 1.375% due 2/28/19[4]	999,241
500,000	U.S. Treasury Notes, 1.250% due 5/31/19	498,047
400,000	U.S. Treasury Notes, 1.750% due 9/30/19	397,953
See Notes to Schedules of Portfolio Investments
77

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$ 350,000	U.S. Treasury Notes, 3.375% due 11/15/19	$ 352,160
400,000	U.S. Treasury Notes, 1.375% due 1/15/20	395,563
220,000	U.S. Treasury Notes, 2.500% due 1/15/22	220,378
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $3,857,663)	3,859,879
REPURCHASE AGREEMENT* — 8.4%
2,825,426	With Fixed Income Clearing Corp., dated 1/31/19, 0.50%, principal and interest in the amount of $2,825,465, due 2/1/19, (collateralized by a U.S. Treasury Note with a par value of $2,865,000, coupon rate of 2.625%, due 6/30/2023, market value of $2,885,628)	2,825,426
	TOTAL REPURCHASE AGREEMENT (Cost $2,825,426)	2,825,426
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
491,275	State Street Navigator Securities Lending Government Money Market Portfolio	491,275
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $491,275)	491,275
TOTAL INVESTMENTS (Cost $36,239,883)	107.3%	$36,195,072
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.3)	(2,451,264)
NET ASSETS	100.0%	$33,743,808

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2019.
[2]	When-issued security.
[3]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[4]	Securities or partial securities on loan. See Note 1.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SPA — Stand-By Purchase Agreement
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.9%
	Alabama — 1.2%
$ 500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$ 189,285
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	411,460
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,221,961
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	550,580
		2,373,286
	Alaska — 0.7%
1,350,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,435,469
	Arizona — 2.9%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	307,005
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	503,510
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	304,206
500,000	Arizona State, Industrial Development Authority, Education Revenue, Traditional Schools Project, Revenue Bonds, 5.250% due 7/1/22[2]	494,930
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	103,718
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	771,465
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	391,406
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	252,033
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	511,805
405,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	402,343
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	318,897
500,000	6.750% due 7/1/44[2]	543,700
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	504,290
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	245,780
		5,655,088
	California — 3.0%
410,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	431,759
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	266,750
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$ 400,000	California State, Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Series E, 1.750% due 11/1/26	$ 342,000
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	383,821
500,000	5.000% due 6/1/46	525,940
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	319,170
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	342,946
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	285,458
945,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	981,420
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	285,863
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 2.594% due 7/1/27[3]	488,475
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	431,520
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	557,770
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	188,844
		5,831,736
	Colorado — 9.7%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	488,550
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,006,870
1,000,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	1,097,050
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	501,915
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	507,025
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	494,400
520,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	505,144
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47[4]	744,915
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	501,975
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	651,375
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	529,595
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	415,596
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	750,407
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/37	758,394
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 230,000	Colorado State, Health Facilities Authority, Hospital Revenue, Series A, 5.750% due 11/1/47	$ 232,813
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	685,600
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	179,020
500,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	536,170
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	250,935
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.738% due 9/1/39[3]	151,155
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	711,135
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,029,450
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	905,764
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	509,330
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	752,205
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46[4]	486,570
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	271,854
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	503,650
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	761,685
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
500,000	3.000% due 12/1/21	492,655
750,000	5.000% due 12/1/30	773,632
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	211,461
325,000	5.000% due 12/1/47	337,356
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38[4]	490,780
		19,226,431
	Connecticut — 1.2%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	425,782
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	767,910
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	273,062
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	841,216
		2,307,970
	District Of Columbia — 1.0%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	256,423
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — (Continued)
$5,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	$ 831,311
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	812,960
		1,900,694
	Florida — 5.4%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	545,092
250,000	5.000% due 11/15/53	260,590
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	159,411
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	151,385
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	217,752
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	206,456
1,375,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,460,167
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	256,163
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	308,724
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	508,595
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,322,675
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	151,277
750,000	5.000% due 8/1/40	795,585
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,067,520
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	302,419
55,000	5.000% due 5/15/25	59,904
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	202,320
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	569,959
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	335,559
500,000	5.000% due 3/1/30[2]	549,415
185,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[4]	185,677
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	481,395
500,000	4.125% due 5/1/37	476,210
		10,574,250
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — 0.4%
$ 500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30	$ 531,895
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	339,592
		871,487
	Idaho — 0.6%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	517,815
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	258,072
365,000	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	385,097
		1,160,984
	Illinois — 15.0%
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	750,532
400,000	7.000% due 12/1/46[2]	470,544
400,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured), 0.000% due 12/1/25[1]	311,660
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	708,690
	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured):
345,000	0.000% due 12/1/19[1]	337,148
45,000	0.000% due 12/1/20[1]	42,696
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	601,376
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	654,438
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	502,090
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	368,754
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	277,255
1,000,000	6.000% due 1/1/38	1,116,450
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	265,610
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	247,320
115,000	5.000% due 1/1/34	115,208
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	265,433
200,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	217,822
500,000	City of Chicago, 0.000% due 5/23/19[1]	500,000
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	514,975
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	413,276
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 3.114% due 5/1/36[3]	150,485
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	$ 361,953
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	256,015
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	159,735
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	332,229
250,000	5.000% due 8/15/37	270,165
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,157,230
1,000,000	4.125% due 8/15/37	991,670
135,000	Illinois State Finance Authority, Revenue Bonds, Series B, Prerefunded 8/15/19 @ 100, 5.750% due 8/15/30	137,874
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	533,215
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	414,789
250,000	6.875% due 10/1/43	264,763
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	527,275
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	242,635
500,000	5.000% due 7/1/47	466,970
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	546,155
755,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	781,621
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	506,678
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	428,455
115,000	0.000% due 6/15/26[1]	87,285
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	555,775
750,000	Illinois State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.125% due 2/15/45	677,752
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	328,944
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	528,050
1,000,000	5.000% due 2/1/39	1,016,320
200,000	5.000% due 1/1/41	204,562
750,000	Illinois State, General Obligation Unlimited, Series B, 5.000% due 11/1/19	764,610
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,338,512
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,079,990
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	176,868
See Notes to Schedules of Portfolio Investments
84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	$ 452,450
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	369,475
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,323,040
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	521,190
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	230,055
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	525,430
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,029,460
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	499,580
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	500,295
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	250,148
		29,670,980
	Indiana — 1.3%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	750,855
300,000	5.000% due 6/1/39	293,241
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	101,269
120,000	6.500% due 11/15/33	130,370
600,000	Indiana State Finance Authority, Revenue Bonds, 5.000% due 11/15/38	629,298
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	316,641
350,000	5.000% due 4/1/28	365,341
		2,587,015
	Iowa — 1.7%
150,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, 5.250% due 12/1/25	158,955
200,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, 5.500% due 12/1/22	200,192
250,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Lowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, 5.000% due 12/1/19	253,358
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[5]	544,451
750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[5]	797,835
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — (Continued)
$ 250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	$ 257,865
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
690,000	5.375% due 6/1/38	683,804
500,000	5.625% due 6/1/46	493,430
		3,389,890
	Kansas — 0.2%
180,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	179,845
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	150,215
80,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	79,867
		409,927
	Kentucky — 0.5%
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	725,497
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	108,806
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	191,369
		1,025,672
	Louisiana — 0.5%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	911,664
	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	458,326
	Maryland — 1.9%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,179,292
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	246,825
435,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	471,366
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	251,645
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	788,303
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	488,310
300,000	Rockville, MD, Mayor & Council, Economic Development Revenue, Revenue Bonds, Series C3, 2.500% due 11/1/24	286,320
		3,712,061
	Michigan — 4.8%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	364,853
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	263,118
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$ 280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	$ 287,512
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	614,904
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,093
25,000	4.750% due 11/15/22	26,316
250,000	5.000% due 11/15/37	262,295
250,000	5.625% due 11/15/41	263,458
2,430,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,609,188
4,500,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, 1.580% due 12/1/42	4,500,000
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	193,238
		9,436,975
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	247,313
	Missouri — 1.4%
470,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	530,921
195,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	191,935
500,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	501,315
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	108,531
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	135,424
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	110,209
250,000	5.000% due 2/1/42[6]	264,190
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	368,525
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	500,725
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	150,098
		2,861,873
	Nebraska — 0.2%
300,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	318,666
	Nevada — 0.7%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	350,186
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[2]	98,734
385,000	3.500% due 6/15/25[2]	368,410
See Notes to Schedules of Portfolio Investments
87

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$ 500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	$ 500,545
		1,317,875
	New Jersey — 8.3%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	279,115
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series K, (AMBAC Insured), 5.500% due 12/15/19	514,990
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,179,352
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,150,300
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	362,443
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 3.030% due 3/1/28[3]	497,005
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,804,550
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	271,347
600,000	5.000% due 7/1/32	645,792
250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	275,897
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
875,000	5.000% due 12/15/19	897,505
1,000,000	0.000% due 12/15/35[1]	472,150
1,300,000	0.000% due 12/15/39[1]	492,167
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	747,520
330,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/19	333,620
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,087,880
1,195,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B-4, 5.250% due 12/15/19	1,228,281
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	532,670
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	599,300
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	99,127
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	219,066
750,000	5.000% due 11/1/32	809,640
250,000	5.000% due 11/1/33	269,340
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	577,715
		16,346,772
See Notes to Schedules of Portfolio Investments
88

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — 0.4%
$ 650,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA/FNMA/FHLMC Insured), 4.250% due 1/1/50[6]	$ 700,915
	New York — 3.9%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55	404,890
4,700,000	New York City, NY, General Obligation Unlimited, Series F-3, 1.600% due 3/1/42	4,700,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	502,130
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	517,940
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	779,506
780,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	812,596
		7,717,062
	North Carolina — 0.5%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	517,520
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	512,760
		1,030,280
	Ohio — 5.8%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48	451,066
2,000,000	American Municipal Power, Inc., OH, Revenue Bonds, Refunding, Series A, 2.300% due 2/15/38[6]	2,001,940
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2, 6.500% due 6/1/47	988,760
775,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	760,841
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	615,600
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,123,511
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	710,997
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	846,508
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,081,780
380,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds, 5.000% due 2/15/19	380,247
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18[7]	492,500
350,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp. Project, Series E, 5.625% due 10/1/19	354,505
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	700,398
300,000	5.750% due 12/1/32	320,736
500,000	6.000% due 12/1/42	525,870
		11,355,259
See Notes to Schedules of Portfolio Investments
89

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Oklahoma — 0.1%
$ 105,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,4]	$ 118,700
	Pennsylvania — 5.8%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	477,025
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	126,510
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	501,430
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	433,684
250,000	6.000% due 6/1/46	267,053
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,043,970
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	200,163
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	202,310
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	456,788
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	472,088
250,000	5.250% due 1/15/46	268,030
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	113,235
500,000	5.000% due 11/15/36	539,420
100,000	5.000% due 12/1/46	103,400
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, Prerefunded 10/1/21 @ 100, 6.000% due 10/1/31	587,076
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,138,698
650,000	6.000% due 7/1/43	687,128
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	509,860
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	586,366
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22	2,235,346
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 7/1/31	207,922
100,000	5.000% due 7/1/32	103,535
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	154,338
		11,415,375
	Puerto Rico — 5.1%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,085
250,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	256,735
1,980,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	1,826,550
See Notes to Schedules of Portfolio Investments
90

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$ 315,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AMBAC Insured), 4.600% due 7/1/19	$ 316,736
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,798
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,018
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	51,379
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 2.394% due 7/1/29[3]	462,500
	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured):
490,000	5.250% due 7/1/19	493,739
300,000	4.750% due 7/1/33	300,015
750,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 3.642% due 7/1/28[8]	663,750
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	830,760
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	256,875
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,232
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	98,750
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	466,875
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	512,525
1,005,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, (AMBAC Insured), 0.000% due 8/1/47[1]	201,432
2,670,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (AMBAC Insured), 0.000% due 8/1/54[1]	360,557
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (NPFG Insured):
1,030,000	0.000% due 8/1/43[1]	258,087
1,000,000	0.000% due 8/1/44[1]	236,810
220,000	0.000% due 8/1/46[1]	46,528
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
495,000	5.000% due 6/1/19	490,050
50,000	5.000% due 6/1/20	49,000
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,627
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19	143,550
75,000	5.000% due 6/1/25	71,438
315,000	5.000% due 6/1/30	292,162
150,000	5.000% due 6/1/36	134,625
		10,108,188
See Notes to Schedules of Portfolio Investments
91

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Rhode Island — 1.5%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
$ 900,000	5.000% due 9/1/31	$ 971,100
750,000	5.000% due 9/1/36	791,550
635,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/FNMA/FHLMC Insured), 4.000% due 10/1/48	674,345
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	426,760
		2,863,755
	South Carolina — 1.7%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	339,580
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	199,825
430,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	451,083
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	414,654
1,090,000	5.000% due 10/1/41[2]	1,096,823
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	803,136
		3,305,101
	Texas — 5.2%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	675,128
455,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	433,610
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	277,072
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	366,894
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/32	275,893
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,539,566
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	151,904
505,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/28	528,967
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	258,545
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	534,605
600,000	5.000% due 4/1/30	644,628
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	986,518
See Notes to Schedules of Portfolio Investments
92

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	$ 198,574
	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A:
280,000	5.000% due 4/1/42	270,662
250,000	5.000% due 4/1/48	239,840
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
150,000	5.000% due 6/15/33	151,749
500,000	5.000% due 6/15/38	503,200
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	224,853
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
150,000	5.000% due 11/15/35	153,714
750,000	5.000% due 5/15/45	754,492
500,000	5.250% due 11/15/47	506,995
200,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	218,856
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, Prerefunded 11/1/21 @ 100, 6.000% due 11/1/41	386,365
		10,282,630
	Utah — 0.2%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2,4]	489,860
	Virginia — 1.9%
750,000	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	796,320
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	514,145
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	307,812
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	519,095
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,047,990
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	516,685
		3,702,047
	Washington — 1.3%
200,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	213,016
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	102,166
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,082,630
235,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	233,226
325,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	332,829
See Notes to Schedules of Portfolio Investments
93

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$ 650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	$ 690,852
		2,654,719
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	273,920
	Wisconsin — 3.5%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	504,885
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,049,300
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	274,589
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	365,984
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	95,170
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,156,195
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,510,439
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	970,595
1,000,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	1,062,650
		6,989,807
	TOTAL MUNICIPAL BONDS (Cost $196,152,209)	197,040,022
TOTAL INVESTMENTS (Cost $196,152,209)	99.9%	$197,040,022
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	245,551
NET ASSETS	100.0%	$197,285,573

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2019, these securities, which are not illiquid, amounted to $23,841,115 or 12.1% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2019.
[4]	Illiquid security.
[5]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[6]	When-issued security.
[7]	This security is in default. See Note 1.
[8]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2019.

See Notes to Schedules of Portfolio Investments
94

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2019 - (Unaudited)
Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
95

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of January 31, 2019, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Alternative Risk Premia Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015 respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.
Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio have not been issued.
The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.
The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.
The Equity Income Portfolio commenced operations on December 21, 2016.
The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
The Alternative Risk Premia Portfolio commenced operations on December 21, 2018.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
“Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs
96

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2019. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at January 31, 2019.
The Portfolios did not recognize any level transfers as of the quarter ended January 31, 2019. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of January 31, 2019 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 13,405,753	$ —	$—	$ 13,405,753
U.S. Treasury Bill	—	123,438,809	—	123,438,809
Repurchase Agreement	—	6,023,122	—	6,023,122
Purchased Options
Calls	902,848,600	—	—	902,848,600
Puts	531,400	—	—	531,400
Total Purchased Options	903,380,000	—	—	903,380,000
Total Investments	916,785,753	129,461,931	—	1,046,247,684
Total	$916,785,753	$129,461,931	$—	$1,046,247,684
97

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(373,680,480)	$—	$—	$(373,680,480)
Puts	(4,197,775)	—	—	(4,197,775)
Total Written Options	(377,878,255)	—	—	(377,878,255)
Total	$(377,878,255)	$—	$—	$(377,878,255)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$56,412	$ —	$—	$ 56,412
U.S. Treasury Bills	—	1,105,280	—	1,105,280
Total Investments	56,412	1,105,280	—	1,161,692
Total	$56,412	$1,105,280	$—	$1,161,692
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Puts	$(11,120)	$—	$—	$(11,120)
Total	$(11,120)	$—	$—	$(11,120)
Alternative Risk Premia Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$ 5,567	$ —	$—	$ 5,567
Air Freight & Logistics	10,395	—	—	10,395
Automobiles	10,578	—	—	10,578
Banks	122,888	—	—	122,888
Beverages	11,563	—	—	11,563
Biotechnology	18,567	—	—	18,567
Building Products	11,363	—	—	11,363
98

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Capital Markets	$ 31,073	$ —	$—	$ 31,073
Chemicals	33,269	—	—	33,269
Construction & Engineering	11,509	—	—	11,509
Consumer Finance	23,746	—	—	23,746
Diversified Consumer Services	20,423	—	—	20,423
Diversified Financial Services	11,840	—	—	11,840
Electric Utilities	21,366	—	—	21,366
Electrical Equipment	21,770	—	—	21,770
Electronic Equipment, Instruments & Components	11,311	—	—	11,311
Energy Equipment & Services	11,196	—	—	11,196
Equity Real Estate Investment Trusts	86,372	—	—	86,372
Food & Staples Retailing	10,689	—	—	10,689
Food Products	11,510	—	—	11,510
Gas Utilities	10,322	—	—	10,322
Health Care Equipment & Supplies	42,930	—	—	42,930
Health Care Providers & Services	20,414	—	—	20,414
Health Care Technology	9,618	—	—	9,618
Hotels, Restaurants & Leisure	20,880	—	—	20,880
Household Durables	10,790	—	—	10,790
Household Products	15,928	—	—	15,928
Independent Power & Renewable Electricity Producer	11,112	—	—	11,112
Insurance	56,057	—	—	56,057
Internet & Direct Marketing Retail	11,158	—	—	11,158
IT Services	41,449	—	—	41,449
Leisure Product	16,351	—	—	16,351
Life Sciences Tools & Services	12,429	—	—	12,429
Machinery	34,145	—	—	34,145
Media	11,644	—	—	11,644
Metals & Mining	11,391	—	—	11,391
Multi-Utilities	21,245	—	—	21,245
Oil, Gas & Consumable Fuels	27,206	—	—	27,206
Paper & Forest Products	12,851	—	—	12,851
Professional Services	27,015	—	—	27,015
Real Estate Management & Development	11,300	—	—	11,300
Semiconductors & Semiconductor Equipment	47,295	—	—	47,295
Software	5,675	—	—	5,675
Specialty Retail	42,638	—	—	42,638
Technology Hardware, Storage & Peripherals	11,833	—	—	11,833
Textiles, Apparel & Luxury Goods	17,708	—	—	17,708
Thrifts & Mortgage Finance	18,433	—	—	18,433
Trading Companies & Distributors	11,161	—	—	11,161
Wireless Telecommunication Services	16,358	—	—	16,358
Total Common Stocks	1,104,331	—	—	1,104,331
U.S. Treasury Bill	—	997,329	—	997,329
Total Investments	1,104,331	997,329	—	2,101,660
Total	$1,104,331	$997,329	$—	$2,101,660
99

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Puts	$ (7,897)	$—	$—	$ (7,897)
Common Stocks Sold Short
Auto Components	(12,861)	—	—	(12,861)
Banks	(101,737)	—	—	(101,737)
Beverages	(10,348)	—	—	(10,348)
Capital Markets	(55,414)	—	—	(55,414)
Chemicals	(10,332)	—	—	(10,332)
Commercial Services & Supplies	(21,495)	—	—	(21,495)
Communications Equipment	(9,820)	—	—	(9,820)
Construction Materials	(21,891)	—	—	(21,891)
Consumer Finance	(10,730)	—	—	(10,730)
Diversified Consumer Services	(7,330)	—	—	(7,330)
Diversified Financial Services	(5,598)	—	—	(5,598)
Diversified Telecommunication Services	(10,707)	—	—	(10,707)
Electric Utilities	(11,077)	—	—	(11,077)
Electrical Equipment	(11,188)	—	—	(11,188)
Equity Real Estate Investment Trusts	(97,501)	—	—	(97,501)
Food Products	(18,804)	—	—	(18,804)
Gas Utilities	(10,137)	—	—	(10,137)
Health Care Equipment & Supplies	(57,091)	—	—	(57,091)
Hotels, Restaurants & Leisure	(21,160)	—	—	(21,160)
Household Durables	(22,375)	—	—	(22,375)
Household Products	(18,376)	—	—	(18,376)
Industrial Conglomerates	(23,875)	—	—	(23,875)
Insurance	(39,633)	—	—	(39,633)
Internet & Catalog Retail	(12,031)	—	—	(12,031)
IT Services	(8,992)	—	—	(8,992)
Leisure Product	(33,834)	—	—	(33,834)
Life Sciences Tools & Services	(24,301)	—	—	(24,301)
Machinery	(10,985)	—	—	(10,985)
Multi-line Retail	(11,232)	—	—	(11,232)
Multi-Utilities	(30,265)	—	—	(30,265)
Oil, Gas & Consumable Fuels	(40,234)	—	—	(40,234)
Pharmaceuticals	(12,341)	—	—	(12,341)
Professional Services	(11,344)	—	—	(11,344)
Road & Rail	(11,667)	—	—	(11,667)
Semiconductors & Semiconductor Equipment	(31,872)	—	—	(31,872)
Software	(45,925)	—	—	(45,925)
Specialty Retail	(20,380)	—	—	(20,380)
Textiles, Apparel & Luxury Goods	(11,257)	—	—	(11,257)
Thrifts & Mortgage Finance	(29,127)	—	—	(29,127)
Trading Companies & Distributors	(21,231)	—	—	(21,231)
Water Utilities	(11,038)	—	—	(11,038)
Total Common Stocks Sold Short	(987,536)	—	—	(987,536)
Total	$(995,433)	$—	$—	$(995,433)
100

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 37,064,666	$—	$ 37,064,666
Federal Home Loan Mortgage Corporation	—	9,974,570	—	9,974,570
Federal National Mortgage Association	—	40,908,027	—	40,908,027
Total Agency Notes	—	87,947,263	—	87,947,263
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	41,481,513	—	41,481,513
Federal National Mortgage Association	—	93,332,758	—	93,332,758
Government National Mortgage Association	—	1,399,095	—	1,399,095
Total Mortgage-Backed Securities	—	136,213,366	—	136,213,366
Corporate Notes
Automotive	—	4,010,076	—	4,010,076
Banking	—	44,650,763	—	44,650,763
Beverages, Food & Tobacco	—	19,598,572	—	19,598,572
Communications	—	15,727,266	—	15,727,266
Computer Software & Processing	—	30,359,019	—	30,359,019
Electronics	—	8,150,087	—	8,150,087
Financial	—	17,073,859	—	17,073,859
Heavy Machinery	—	5,710,783	—	5,710,783
Insurance	—	10,307,265	—	10,307,265
Pharmaceuticals	—	4,913,504	—	4,913,504
Retailers	—	13,286,408	—	13,286,408
Total Corporate Notes	—	173,787,602	—	173,787,602
U.S. Treasury Notes/Bonds	—	80,096,172	—	80,096,172
Repurchase Agreement	—	8,025,540	—	8,025,540
Investment of Security Lending Collateral	14,035,775	—	—	14,035,775
Total Investments	14,035,775	486,069,943	—	500,105,718
Total	$14,035,775	$486,069,943	$—	$500,105,718
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Financial	$ —	$ 361,154	$—	$ 361,154
Municipal Bonds
Alabama	—	520,337	—	520,337
Alaska	—	944,022	—	944,022
Arizona	—	441,568	—	441,568
California	—	496,383	—	496,383
Colorado	—	156,281	—	156,281
Delaware	—	205,510	—	205,510
Florida	—	1,123,558	—	1,123,558
101

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Georgia	$ —	$ 365,155	$—	$ 365,155
Idaho	—	208,808	—	208,808
Illinois	—	4,334,932	—	4,334,932
Kentucky	—	904,274	—	904,274
Louisiana	—	1,113,925	—	1,113,925
Maryland	—	126,649	—	126,649
Massachusetts	—	262,818	—	262,818
Michigan	—	2,173,854	—	2,173,854
Minnesota	—	872,875	—	872,875
Mississippi	—	531,845	—	531,845
New Jersey	—	1,345,915	—	1,345,915
New York	—	205,772	—	205,772
North Carolina	—	308,524	—	308,524
Ohio	—	1,000,351	—	1,000,351
Oklahoma	—	125,920	—	125,920
Pennsylvania	—	4,497,190	—	4,497,190
Rhode Island	—	434,452	—	434,452
Texas	—	3,400,993	—	3,400,993
Washington	—	438,832	—	438,832
Wisconsin	—	1,002,720	—	1,002,720
Total Municipal Bonds	—	27,543,463	—	27,543,463
U.S. Treasury Notes/Bonds	—	3,859,879	—	3,859,879
Repurchase Agreement	—	2,825,426	—	2,825,426
Investment of Security Lending Collateral	491,275	—	—	491,275
Registered Investment Companies	1,113,875	—	—	1,113,875
Total Investments	1,605,150	34,589,922	—	36,195,072
Total	$1,605,150	$34,589,922	$—	$36,195,072
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2019 are presented in each Portfolio’s Schedule of Portfolio Investments.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange
102

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2019. During the period ended January 31, 2019, the Secured Options Portfolio and the Alternative Risk Premia Portfolio wrote put and call options and purchased put and call options and the Global Secured Options Portfolio wrote put options in an attempt to achieve their respective investment objective and strategies.
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2019 and during the period then ended, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$903,380,000	$903,380,000
Total Value	$903,380,000	$903,380,000
103

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(377,878,255)	$(377,878,255)
Total Value	$(377,878,255)	$(377,878,255)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	1,204,200	1,204,200
Options Written	(1,487,633)	(1,487,633)
Global Secured Options Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(11,120)	$(11,120)
Total Value	$(11,120)	$(11,120)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	2,000	2,000
Options Written	(13,133)	(13,133)
Alternative Risk Premia Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(7,897)	$(7,897)
Total Value	$(7,897)	$(7,897)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	1,200	1,200
Options Written	(15,900)	(15,900)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended January 31, 2019.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of
104

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the fiscal year ended January 31, 2019. During the fiscal year ended January 31, 2019, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral is not disclosed as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Portfolio	Market Value of Cash Collateral	Market Value of Non-Cash Collateral
Quantitative U.S. Large Cap Value Equity Portfolio	$ 6,320	$ —
Quantitative U.S. Small Cap Equity Portfolio	35,207	49,221
Quantitative International Equity Portfolio	31,242,023	10,701,648
Responsible ESG U.S. Equity Portfolio	775,698	—
Women in Leadership U.S. Equity Portfolio	463,676	—
Quantitative U.S. Long/Short Equity Portfolio	5,484,300	—
Quantitative U.S. Total Market Equity Portfolio	—	777,816
Strategic Equity Portfolio	2,933,073	—
Small Cap Equity Portfolio	124,931,810	24,721,778
Large Cap Value Portfolio	2,453,055	—
Equity Income Portfolio	794,958	—
Core Fixed Income Portfolio	14,035,775	—
Short Term Tax Aware Fixed Income Portfolio	491,275	1,036,325
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of January 31, 2019.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount
105

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2019, the Quantitative U.S. Long/Short Equity Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $221,546,426 and $1,003,690 respectively, to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio also pledged securities in the amount of $49,336,598, $29,832,732 and $1,084,832 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has begun raising interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
106

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
2.  Unrealized Appreciation/(Depreciation)
As of January 31, 2019, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$2,208,207,723	$491,854,348	$ 39,554,854	$452,299,494
Quantitative U.S. Large Cap Growth Equity Portfolio	2,480,284,893	683,543,317	17,705,479	665,837,838
Quantitative U.S. Large Cap Value Equity Portfolio	1,689,641	71,507	45,786	25,721
Quantitative U.S. Small Cap Equity Portfolio	1,368,710	121,519	71,428	50,091
Quantitative International Equity Portfolio	298,943,751	31,227,329	8,701,460	22,525,869
Responsible ESG U.S. Equity Portfolio	21,041,961	2,294,004	408,133	1,885,871
Women in Leadership U.S. Equity Portfolio	18,974,721	1,816,569	269,781	1,546,788
Quantitative U.S. Long/Short Equity Portfolio	55,051,625	62,965,993	19,243,783	43,722,210
Quantitative U.S. Total Market Equity Portfolio	62,255,485	21,951,162	2,452,682	19,498,480
Strategic Equity Portfolio	145,385,657	89,692,864	4,889,779	84,803,085
Small Cap Equity Portfolio	3,007,179,812	328,326,224	215,723,783	112,602,441
Large Cap Value Portfolio	54,832,008	6,563,515	1,939,556	4,623,959
Equity Income Portfolio	20,419,368	1,377,925	421,288	956,637
Secured Options Portfolio	661,389,473	6,979,956	—	6,979,956
Global Secured Options Portfolio	1,139,518	11,067	13	11,054
Alternative Risk Premia Portfolio	1,058,300	142,415	94,488	47,927
Core Fixed Income Portfolio	505,140,388	2,080,393	7,115,063	(5,034,670)
Short Term Tax Aware Fixed Income Portfolio	36,239,994	69,666	114,588	(44,922)
High Yield Municipal Portfolio	196,160,014	3,095,028	2,215,020	880,008
3.  Subsequent Events
Management has evaluated events or transactions subsequent to January 31, 2019 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
107

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President (Principal Executive Officer)

Date	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	March 26, 2019

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date	March 26, 2019